[RIGHTIME LOGO]
Rightime
Family of Funds

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime OTC Fund
The Rightime MidCap Fund

Annual Report
October 31, 2000



[RIGHTIME LOGO]
Rightime
Family of Funds


Table of Contents

Letter to Shareholders                                   3

Portfolios

The Rightime Fund                                        5
The Rightime Blue Chip Fund                              7
The Rightime OTC Fund                                   16
The Rightime MidCap Fund                                17

Financial Statements

Statement of Assets & Liabilities                       24
Statement of Operations                                 25
Statement of Changes in Net Assets                      26
Financial Highlights                                    28

Notes to Financial Statements

Notes & Schedules                                       30
Report of Independent Certified Public Accountants      37

Performance Comparisons

The Rightime Fund                                       38
The Rightime Blue Chip Fund                             40
The Rightime OTC Fund                                   42
The Rightime MidCap Fund                                44

Officers and Directors                                  46



[RIGHTIME LOGO]                                                        2000
Rightime                                                      Annual Report
Family of Funds                                     THE RIGHTIME FUND, INC.

Dear Shareholder:

Newness breeds optimism. Familiarity doesn't. The end of the 90s brought a new century, a new millennium, and new technologies. This coincided with the popular belief that America had entered a "New Paradigm" for investing. The fiscal year for the Rightime Family of Funds began on November 1, 1999, shortly before the century turned over. The first part of our fiscal year saw continued optimism for technology stocks and disregard for traditional measurements of both risk and valuation. The latter half saw the incredible enthusiasm wane. Evidence that risk remained became obvious, despite the "this time it's different" talk. The investing environment proved fickle and a number of the year's trends were short-lived. For many, this was a frustrating year.

As stated, the beginning of this fiscal year saw many stock prices escalate but, in particular, prices of technology stocks. With a value under 3000 at the beginning of the year, the technology-laden NASDAQ Composite Index grew to over 5000 by early March. It hasn't gotten close to that since. What had happened to cause this 66% increase in value? In hindsight, the Federal Reserve's increase of the money supply in anticipation of possible Y2K problems appears to have been a contributing factor. The loose money supply caused inflation in equity prices. At the same time, the Internet investing craze entered its last phase and the bubble expanded to its most extreme. Technology stocks, as a whole, were thought to be the safest investments and people piled into them. The environment was saturated by traders, not investors.

In April, the NASDAQ came undone. It slid about 30%. The flash point occurred when one of last year's darlings, Nokia, warned about earnings. In reality, most wireless communications companies were priced excessively. More significant in explaining the waning zest for the NASDAQ stocks was the action of the Federal Reserve. Once the Y2K problem passed, the Federal Reserve acted to extract some of the excess from the money supply and to slow the economy through increases in interest rates. Despite the beliefs of many, earnings and interest rates do matter when it comes to valuing stocks. By acting to slow the U.S. economy before it overheated, the Federal Reserve slowed earnings' growth. A quick look at the price-earnings ratios of many tech stocks should have been an obvious indication that they were in danger of declining when investor enthusiasm soured. The NASDAQ hasn't recovered from April's decline. There have been some trading opportunities, but they have proved short-lived.

So how did the Rightime Family of Funds perform in this volatile environment? We were able to navigate the first part of our fiscal year more successfully than the latter part. The real strength of the market at this time was in the NASDAQ. The Rightime Fund and the Rightime MidCap Fund were better positioned to take advantage of this market. However, in the second part of the year, action was more volatile. The sectors which had served the Rightime Fund and the MidCap Fund turned against the portfolios. In both cases, unfortunately, the Funds gave back their earlier gains. The Blue Chip Fund did not participate in the upswing at the beginning of the fiscal year to the same degree as the MidCap and the Rightime Fund. This was largely due to the more tranquil movement of the S&P 500 in contrast to the tech-laden NASDAQ. As a result of its lower appreciation in the first part of the fiscal year, when funds began to show some weakness in the latter half of the year, the Blue Chip Fund wound up giving back more than its earlier gains. The fiscal year closed October 31, 2000 amidst a prolonged downward trend. After a huge upswing in August, the markets headed south in September. This continued into October, when we reduced our exposure to equities, as many bellwether tech stocks faltered. This trend has persisted into our new fiscal year. November has been a difficult environment for investors.

You may have noticed what had been the Rightime Social Awareness Fund has undergone some changes. The most obvious change is that the Fund is now called the Rightime OTC Fund. This name change is indicative of a new investment focus. The Fund will utilize the same risk-averse strategy that was used in the Social Awareness Fund. However, the universe of potential investments for the Fund will be expanded to include stocks that are available on the "over-the-counter" market. By making the universe of investable securities larger (thus increasing the opportunity for diversity), Rightime aims to add additional value while at the same time reducing risk in what has traditionally been more a volatile segment of the market. Although this particular Fund has changed its parameters, the RTE investment philosophy remains the same.

We remain committed to investing with a wary eye towards risk. To accomplish our challenging task of reducing risk, we rely on the Rightime Econometric Models (RTMM(r)). These Models have served us well since 1979. With the RTMM(r) we strive to interpret the risk-reward equation. In recent years, this equation has been difficult to decipher, as speculation has been rife. Currently, it seems as if our new "Goldilocks Economy" may really be the same economy as always. That is not a bad thing, but it would imply the continued existence of the business cycle. Many stocks are priced to near perfection. The "Goldilocks Economy" turned out to be just another fairy tale.

Having an objective method of measuring risk is very important. We feel that the RTMM(r) give us that and provide a valuable tool to use on our clients' behalf. We readily admit that our returns this year have not been what we would like them to be. Despite this frustration, we continue to strive to improve. With the unique market of the last year unwinding, there is a good possibility that speculation in the Internet, and to a lesser degree in the whole technology sector, will be curtailed. In an environment where risk can be high and play itself out in dramatic market movements, it is important to have a manager who is cognizant of risk and who strives to manage with it in mind. Here at Rightime Econometrics, Inc. we have been managing clients' assets since 1979. Managing with risk in mind. Despite some recent bumps, we are proud of our long-term track record. We thank you for your continued trust and wish you the very best in 2001.


David J. Rights
President, Rightime Econometrics, Inc.

Investors are reminded that they cannot invest directly in the Dow Jones Industrial Average or S&P 500 Indexes.


[RIGHTIME LOGO]                                                    October 31, 2000
Rightime
Family of Funds
                                                                  The Rightime Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                   (Note 1)
-------                                                              --------------

EQUITY FUNDS: (22.53%)
             99,900  American Century
                     New Opportunity Fund                              $  1,533,460
             50,852  American Century Vista Fund                          1,239,256
             10,738  Fidelity Low Priced Stock Fund                         244,085
             44,484  Fidelity Small Cap Fund                                900,356
             23,088  Fidelity Aggressive Growth Fund                      1,201,938
             33,977  Invesco Dynamics Fund                                  991,780
             46,998  Invesco Equity Income Fund                             757,600
             24,901  Janus Fund                                           1,095,630
             27,326  Janus Growth and Income Fund                         1,116,808
             36,960  MAS Midcap Growth Fund                               1,237,064
             59,994  MAS Value Fund                                         838,112
             67,772  MFS New Discovery "A" Fund                           1,578,408
             31,641  NY "Davis" Venture Value Fund                          992,592
             44,129  Putnam Fund for
                     Growth and Income Fund                                 874,203
             38,399  Putnam Investors "A" Fund                              675,823
             12,979  Putnam New Opportunity Fund                          1,124,337
             54,921  Valueline Special Situations Fund                    1,571,853
             42,345  Vanguard Equity Income Fund                          1,060,750
             18,678  Vanguard US Growth Fund                                820,156
                                                                      -------------
Total Equity Funds
 (cost $19,017,479)                                                    $ 19,854,211
                                                                      -------------

MONEY MARKET FUNDS: (60.28%)
          4,445,808  Aim Cash Reserves Fund                           $   4,445,808
          1,149,758  Alliance Cash Reserves Fund                          1,149,758
          1,231,628  American Century Prime
                     Money Market Fund                                    1,231,628
          9,389,831  Fidelity US Government Fund                          9,389,831
          3,129,092  IDS Cash Management Fund                             3,129,092
          2,500,000  Invesco Cash Reserves Fund                           2,500,000
          1,673,971  Kemper Government
                     Money Market Fund                                    1,673,971
          3,489,048  Lord Abbett Money Market Fund                        3,489,048
          5,466,237  MAS Cash Reserve Fund                                5,466,237
          4,610,528  MFS Money Market Fund                                4,610,528
          2,783,108  Pioneer Cash Reserve Fund                            2,783,108
          4,607,072  Putnam Money Market Fund                             4,607,072
          2,291,478  T. Rowe Price Cash Reserves Fund                     2,291,478
          3,529,841  Value Line Cash Fund                                 3,529,841
          2,823,596  Vanguard Prime
                     Money Market Fund                                    2,823,596
                                                                      -------------
Total Money Market Funds
 (cost $53,120,996)                                                    $ 53,120,996
                                                                      -------------

Principal
  Amount
----------

SHORT-TERM INVESTMENTS (17.93%)
Repurchase Agreement (13.41%)(b)
        $11,815,000  Fuji Securities
                     6.60%; 11/1/2000 (cost $11,815,000 ;
                     maturity value $11,817,166)                       $ 11,815,000
                                                                      -------------
United States Treasury Bills (4.52%)(c)
          4,000,000  6.11%; 11/30/2000  (cost $3,980,264)                 3,980,264
                                                                      -------------
Total Short-term Investments
(cost $15,795,264)                                                       15,795,264
                                                                      -------------
Total Investments
(cost $87,933,739)(100.74%)(a)                                           88,770,471

Liabilities Less Other Assets (-0.74%)                                     (655,236)
                                                                      -------------
Net Assets (100.00%)                                                   $ 88,115,235
                                                                      =============

(a) Aggregate cost for federal income tax purposes is $87,933,739.  At
    October 31, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                           $  1,337,869
    Gross unrealized depreciation                               (501,137)
                                                            ------------
    Net unrealized appreciation                             $    836,732
                                                            ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $12,060,841 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At October 31, 2000, the market value of $3,980,264 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 2000:
      (Contracts/delivery month/commitment)


                                                                         Unrealized
                                                                        Depreciation
                                                                      --------------
S&P 500 Stock Index
($250 times premium)
12/Dec/Sell                                                            $   (143,875)
S&P 400 MidCap Stock Index
($500 times premium)
7/Dec/Sell                                                                  (63,750)
NASDAQ 100 Stock Index
($100 times premium)
10/Dec/Sell                                                                (128,000)
Dow Jones Stock Index
($10 times premium)
20/Dec/Sell                                                                 (92,200)
Russell 2000 Stock Index
($500 times premium)
35/Dec/Sell                                                                (359,875)
                                                                      -------------
                                                                       $   (787,700)
                                                                      =============

See accompanying notes to financial statements




[RIGHTIME LOGO]                                                     October 31, 2000
Rightime
Family of Funds
                                                        The Rightime Blue Chip Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                    (Note 1)
-------                                                              --------------


The Rightime Blue Chip Fund
Portfolio of Investments

COMMON STOCK (85.40%)

INDUSTRIALS (66.77%)

Aerospace/Defense (1.00%)
             11,984  Boeing Co.                                        $    812,665
              2,726  General Dynamics Corp.                                 195,079
              5,739  Lockheed Martin Corp.                                  205,743
                965  Northrop Grumman Corp.                                  81,060
              4,527  Raytheon Co. Class B                                   154,767
              2,509  Rockwell International Corp.                            98,635
              6,210  United Technologies Corp.                              433,536
                                                                      -------------
                                                                          1,981,485
                                                                      -------------

Aluminum (0.22%)
              2,858  Alcan Aluminium Ltd.                                    90,206
             11,676  Alcoa Inc.                                             334,955
                                                                      -------------
                                                                            425,161
                                                                      -------------

Auto Parts After Market (0.17%)
                979  Cooper Tire & Rubber Co.                                10,708
              7,502  Delphi Automotive Systems                              117,688
              2,344  Genuine Parts Co.                                       49,956
              2,042  Goodyear Tire & Rubber Co.                              37,777
              2,542  ITT Industries, Inc.                                    82,774
              1,726  Visteon Corp.*                                          30,529
                                                                      -------------
                                                                            329,432
                                                                      -------------

Automobiles (0.56%)
             25,369  Ford Motor Co.                                         662,765
              7,120  General Motors Corp.                                   442,330
                                                                      -------------
                                                                          1,105,095
                                                                      -------------

Beverages (Alcoholic) (0.33%)
                500  Adolph Coors Co. Class B                                31,844
             12,124  Anheuser-Busch Co., Inc.                               554,673
                914  Brown-Forman Corp. Class B                              55,640
                                                                      -------------
                                                                            642,157
                                                                      -------------

Beverages (Soft Drinks) (1.49%)
             33,260  Coca-Cola Co.                                        2,008,072
             19,356  PepsiCo, Inc.                                          937,556
                                                                      -------------
                                                                          2,945,628
                                                                      -------------

Biotechnology (0.64%)
             13,814  Amgen, Inc.*                                           800,349
              2,005  Biogen, Inc.*                                          120,676
              2,786  Pe Corp.- Biosystems Group                             325,962
              1,579  Quintiles Transnational Corp.*                          22,007
                                                                      -------------
                                                                          1,268,994
                                                                      -------------

Broadcast Media (1.07%)
              7,819  Clear Channel Communications*                          469,629
             12,106  Comcast Corp. Class A Special*                         493,320
             20,351  Viacom International Class B*                        1,157,463
                                                                      -------------
                                                                          2,120,412
                                                                      -------------

Building Materials (0.08%)
              6,130  Masco Corp.                                            114,554
              2,144  Sherwin-Williams Co.                                    46,498
                                                                      -------------
                                                                            161,052
                                                                      -------------

Chemicals (0.71%)
              3,027  Air Products & Chemicals, Inc.                         112,945
              9,124  Dow Chemical Co.                                       279,422
             13,946  E.I. du Pont de Nemours & Co.                          632,803
              1,048  Eastman Chemical                                        44,933
              1,349  Goodrich (B.F.) Co.                                     55,225
              1,446  Hercules, Inc.                                          26,480
              2,069  Praxair, Inc.                                           77,070
              2,920  Rohm & Haas Co.                                         87,782
              1,793  Union Carbide Corp.                                     77,099
                                                                      -------------
                                                                          1,393,759
                                                                      -------------

Chemicals (Diversified) (0.12%)
              1,513  Avery Dennison Corp.                                    76,406
              1,676  Engelhard Corp.                                         34,986
                394  FMC Corp.*                                              29,944
              2,327  PPG Industries, Inc.                                   103,842
                                                                      -------------
                                                                            245,178
                                                                      -------------

Chemicals (Specialty) (0.01%)
                890  Grace (W.R.) & Co.                                       3,393
                649  Great Lakes Chemical Corp.                              21,660
                                                                      -------------
                                                                             25,053
                                                                      -------------

Commercial Services (0.20%)
              2,102  Convergys Corp.*                                        91,568
              1,681  Ecolab, Inc.                                            65,874
                463  National Service Industries, Inc.                        9,463
              2,387  Omnicom Group Inc.                                     220,201
                                                                      -------------
                                                                            387,106
                                                                      -------------

Communication (Equipment/Manufacturers) (6.55%)
             10,275  ADC Telecommunications, Inc.*                          219,628
              1,119  Andrew Corp.*                                           29,444
              3,723  Avaya Inc.*                                             50,028
             95,147  Cisco Systems, Inc.*                                 5,126,045
             11,837  Corning, Inc.                                          905,530
             12,613  JDS Uniphase Corp.*                                  1,026,383
             44,881  Lucent Technologies, Inc.                            1,046,288
              2,689  Molex, Inc.                                            145,206
             10,275  Nextel Communications*                                 394,945
             40,052  Nortel Networks Corp.                                1,822,366
             10,010  Qualcomm, Inc.*                                        651,745
             22,295  Qwest Communications, Intl.*                         1,084,094
              2,089  Scientific-Atlanta, Inc.                               142,966
              5,466  Tellabs, Inc.*                                         272,958
                                                                      -------------
                                                                         12,917,626
                                                                      -------------

Computer Hardware (1.59%)
             34,751  Dell Computer*                                       1,025,154
             26,718  Hewlett-Packard Co.                                  1,240,717
              1,672  Lexmark Intl.*                                          68,552
              2,061  Sanmina Corp.*                                         235,598
              3,022  Seagate Technology*                                    211,162
              8,077  Solectron Corp.*                                       355,388
                                                                      -------------
                                                                          3,136,571
                                                                      -------------

Computer Software (9.34%)
              3,292  Adobe Systems, Inc.                                    250,398
              4,228  ALLTEL Corp.                                           272,442
             30,929  America Online, Inc.*                                1,559,749
                736  Autodesk, Inc.                                          16,238
              8,395  Automatic Data Processing, Inc.                        548,298
              3,312  BMC Software, Inc.*                                     67,275
              7,906  Computer Associates
                     International, Inc.                                    252,004
              2,233  Computer Sciences Corp.*                               140,679
              4,931  Compuware Corp.*                                        38,832
              6,182  Electronic Data Systems                                290,168
             29,240  EMC Corp.*                                           2,604,188
              5,390  First Data Corp.                                       270,174
              3,931  IMS Health, Inc.                                        92,870
              1,098  Mercury Interactive Corp*                              121,878
             70,536  Microsoft Corp.*                                     4,858,167
              1,261  NCR Corporation*                                        54,381
              4,178  Network Appliance*                                     497,182
              4,379  Novell, Inc.*                                           39,411
             75,508  Oracle Corp.*                                        2,491,764
              3,726  Parametric Technology Corp.*                            45,876
              3,746  Peoplesoft, Inc.                                       163,478
              1,629  Sapient Corporation                                     57,931
              5,572  Siebel Systems*                                        584,712
             21,286  Sun Microsystems, Inc.*                              2,360,085
              5,334  Veritas Software Corp.*                                752,177
                                                                      -------------
                                                                         18,430,357
                                                                      -------------

Computer Systems (2.27%)
              1,312  Adaptec, Inc.*                                          20,746
              4,382  Apple Computer, Inc.*                                   85,723
              2,494  Cabletron Systems, Inc.*                                67,650
              1,960  Ceridian Corp.*                                         49,000
              2,519  Citrix Systems*                                         55,733
             22,732  COMPAQ Computer Corp.                                  691,280
              2,036  Comverse Technology, Inc.*                             227,523
              4,338  Gateway 2000*                                          223,884
             23,619  International Business
                     Machines Corp.                                       2,326,472
              7,579  Micron Technology Inc.*                                263,370
              7,583  Palm Inc.*                                             406,164
              4,188  Unisys Corp.*                                           53,397
                                                                      -------------
                                                                          4,470,942
                                                                      -------------

Conglomerates (5.17%)
              1,122  Allegheny Technologies Inc.                             22,720
            132,894  General Electric Co.                                 7,284,252
             10,720  Honeywell International Inc.                           576,870
              5,325  Minnesota Mining &
                     Manufacturing Co.                                      514,528
              2,253  Pactiv Corporation*                                     23,656
              5,894  Seagram Co. Ltd.                                       336,695
              1,931  Textron, Inc.                                           97,395
             17,711  Time Warner, Inc.                                    1,344,442
                                                                      -------------
                                                                         10,200,558
                                                                      -------------

Containers (Metal & Glass) (0.01%)
                373  Ball Corp.                                              13,102
              1,647  Crown Cork & Seal Co., Inc.                             15,029
                                                                      -------------
                                                                             28,131
                                                                      -------------

Containers (Paper) (0.02%)
                664  Bemis Co., Inc.                                         17,181
                629  Temple-Inland Inc.                                      28,148
                                                                      -------------
                                                                             45,329
                                                                      -------------

Cosmetics (0.35%)
                707  Alberto-Culver Co. Class B                              23,729
              3,159  Avon Products, Inc.                                    153,212
             14,112  Gillette Co.                                           492,156
              1,324  International Flavors &
                     Fragrances, Inc.                                        22,177
                                                                      -------------
                                                                            691,274
                                                                      -------------

Electrical Equipment (0.24%)
              5,743  Emerson Electric Co.                                   421,752
                742  Thomas & Betts Corp.                                    11,223
              1,226  W.W. Grainger, Inc.                                     39,155
                                                                      -------------
                                                                            472,130
                                                                      -------------

Electronics (Instrumentation) (0.20%)
              6,163  Agilent Technologies*                                  285,424
                602  Perkinelmer Inc.                                        71,939
                582  Tektronix, Inc.                                         41,432
                                                                      -------------
                                                                            398,795
                                                                      -------------

Electronics (Semiconductors) (4.62%)
              4,164  Advanced Micro Devices, Inc.*                           94,211
              5,385  Altera Corp.*                                          220,448
              4,774  Analog Devices, Inc.*                                  310,310
             10,868  Applied Materials, Inc.*                               577,362
              2,909  Broadcom Corp - Class A*                               646,889
              2,995  Conexant Systems Inc.*                                  78,806
             90,131  Intel Corp.                                          4,055,895
              2,523  KLA Instruments Corp.*                                  85,309
              4,157  Linear Technology Corp.                                268,386
              4,142  LSI Logic Corp.*                                       136,168
              3,794  Maxim Integrated Products, Inc.*                       251,590
             29,244  Motorola, Inc.                                         729,272
              2,387  National Semiconductor Corp.*                           62,062
              1,730  Novellus Systems, Inc.*                                 70,822
              2,319  Teradyne, Inc.*                                         72,469
             23,195  Texas Instruments, Inc.                              1,138,005
              4,441  Xilinx, Inc.*                                          321,695
                                                                      -------------
                                                                          9,119,699
                                                                      -------------

Entertainment (0.63%)
              7,880  Carnival Corp.                                         195,522
              1,596  Harrah's Entertainment, Inc.*                           45,686
             27,984  Walt Disney Co.                                      1,002,177
                                                                      -------------
                                                                          1,243,385
                                                                      -------------

Food Wholesalers (0.13%)
              1,751  SuperValu Inc.                                          26,922
              4,516  Sysco Corp.                                            235,679
                                                                      -------------
                                                                            262,601
                                                                      -------------

Foods (0.95%)
              8,477  Archer-Daniels-Midland Co.                              93,247
              5,645  Campbell Soup Co.                                      165,116
              5,599  Coca-Cola Enterprises, Inc.                            102,882
              7,164  ConAgra, Inc.                                          153,130
              3,839  General Mills, Inc.                                    160,278
              4,647  H.J. Heinz Co.                                         194,884
              1,822  Hershey Foods Corp.                                     98,957
              6,093  Kellogg Co.                                            154,610
              4,405  Nabisco Group Holding Corp.                            127,194
              1,755  Quaker Oats Co.                                        143,142
              4,090  Ralston-Purina Group                                    99,182
             11,634  Sara Lee Corp.                                         250,858
              1,547  Wrigley, (Wm.) Jr.                                     122,503
                                                                      -------------
                                                                          1,865,983
                                                                      -------------

Gold Mining (0.08%)
              5,333  Barrick Gold Corp.                                      71,329
              2,085  Freeport-McMoRan Copper &
                     Gold Inc. Class B*                                      16,550
              3,576  Homestake Mining Co.*                                   14,751
              2,232  Newmont Mining Corp.                                    30,272
              4,423  Placer Dome Group, Inc.                                 35,937
                                                                      -------------
                                                                            168,839
                                                                      -------------

Hardware & Tools (0.05%)
              1,154  Black & Decker Corp.                                    43,419
                755  Snap-On Inc.                                            19,300
              1,202  Stanley Works                                           32,003
                                                                      -------------
                                                                             94,722
                                                                      -------------

Health Care (Diversified) (2.92%)
             20,793  Abbott Laboratories, Inc.                            1,098,130
             17,490  American Home Products Corp.                         1,110,615
             26,345  Bristol-Myers Squibb Co.                             1,605,398
             18,599  Johnson & Johnson                                    1,713,433
              2,112  United Healthcare Corp.                                231,000
                                                                      -------------
                                                                          5,758,576
                                                                      -------------

Health Care (Drugs) (5.11%)
              1,735  Allergan, Inc.                                         145,848
             15,159  Eli Lilly & Co.                                      1,354,836
              2,811  MedImmune Inc.*                                        183,769
             30,893  Merck & Co., Inc.                                    2,778,439
             84,625  Pfizer, Inc.                                         3,654,742
             17,394  Pharmacia Corp.                                        956,670
             19,611  Schering-Plough Corp.                                1,013,644
                                                                      -------------
                                                                         10,087,948
                                                                      -------------

Health Care (Miscellaneous) (0.43%)
              1,578  ALZA Corp.*                                            127,719
              3,717  Cardinal Health, Inc.                                  352,186
              1,362  HCR Manor Care                                          22,728
              5,168  HEALTHSOUTH Corp.*                                      62,016
              2,245  King Pharmaceuticals Inc.*                             100,604
              1,351  Watson Pharmaceuticals, Inc.*                           84,522
                820  Wellpoint Health Networks*                              95,889
                                                                      -------------
                                                                            845,664
                                                                      -------------

Heavy Duty Trucks & Parts (0.10%)
                475  Cummins Engine Co., Inc.                                16,150
              2,026  Dana Corp.                                              44,952
                985  Eaton Corp.                                             67,042
                763  Navistar International Corp.*                           25,227
              1,044  Paccar, Inc.                                            43,913
                                                                      -------------
                                                                            197,284
                                                                      -------------

Homebuilding (0.03%)
                756  Centex Corp.                                            27,972
                583  Kaufman & Broad Home Corp.                              17,344
                556  Pulte Corp.                                             18,522
                                                                      -------------
                                                                             63,838
                                                                      -------------

Hospital Management Companies (0.25%)
              7,471  Columbia/HCA Healthcare Corp.                          298,373
              2,198  Humana, Inc.*                                           26,651
              4,218  Tenet Healthcare Corp.*                                165,820
                                                                      -------------
                                                                            490,844
                                                                      -------------

Hotel/Motel (0.09%)
              4,990  Hilton Hotels Corp.                                     47,405
              3,202  Marriott Intl. (com)                                   129,681
                                                                      -------------
                                                                            177,086
                                                                      -------------

Household Furnishings & Appliances (0.04%)
                558  Armstrong World Industries Inc.                          1,604
              1,060  Maytag Corp.                                            30,342
                959  Whirlpool Corp.                                         41,716
                                                                      -------------
                                                                             73,662
                                                                      -------------

Household Products (1.17%)
              3,115  Clorox Co.                                             139,007
              7,736  Colgate-Palmolive Co.                                  454,567
              2,051  Fortune Brands                                          60,376
             17,559  Procter & Gamble Co.                                 1,254,371
              7,690  Unilever N.V. ADR                                      390,748
                                                                      -------------
                                                                          2,299,069
                                                                      -------------

Housewares (0.04%)
              3,633  Newell Rubbermaid                                       69,708
                738  Tupperware Corp.                                        12,638
                                                                      -------------
                                                                             82,346
                                                                      -------------

Machinery (Diversified) (0.21%)
                351  Briggs & Stratton Corp.                                 12,526
              4,619  Caterpillar, Inc.                                      161,954
              1,215  Cooper Industries, Inc.                                 46,474
              3,113  Deere & Co.                                            114,597
              2,119  Ingersoll-Rand Co.                                      79,992
                                                                      -------------
                                                                            415,543
                                                                      -------------

Manufacturing (Diversified Industries) (1.02%)
                788  Crane Co.                                               20,636
              1,904  Danaher Corp.                                          120,190
              2,801  Dover Corp.                                            118,867
              4,006  Illinois Tool Works, Inc.                              222,583
              1,196  Johnson Controls, Inc.                                  71,312
                553  Millipore Corp.                                         29,032
              1,705  Pall Corp.                                              36,764
              1,520  Parker Hannifin Corp.                                   62,890
                785  Timkin Co.                                              11,039
             23,418  Tyco Intl Ltd.                                       1,327,508
                                                                      -------------
                                                                          2,020,821
                                                                      -------------

Manufacturing (Specialized Industries) (0.08%)
              2,662  American Power Conversion Corp.*                        34,440
              2,695  Leggett & Platt, Inc.                                   44,131
              1,974  Owens-Illinois, Inc.*                                   11,721
              2,319  Thermo Electron Corp.*                                  67,251
                                                                      -------------
                                                                            157,543
                                                                      -------------

Medical Products & Supplies (0.94%)
                667  Bausch & Lomb, Inc.                                     25,721
              3,849  Baxter International, Inc.                             316,340
              3,416  Becton, Dickinson & Co.                                114,436
              2,388  Biomet, Inc.                                            86,416
              5,406  Boston Scientific Corp.*                                86,158
                625  C.R. Bard, Inc.                                         26,172
              4,088  Guidant Corp.*                                         216,408
             16,073  Medtronic, Inc.                                        872,965
              1,110  Sigma Aldrich Corp.                                     39,682
              1,168  St. Jude Medical, Inc.*                                 64,240
                                                                      -------------
                                                                          1,848,538
                                                                      -------------

Metals Miscellaneous (0.06%)
              1,030  Fluor Corp.                                             36,050
              2,453  Inco Ltd.*                                              37,868
              1,080  Phelps Dodge Corp.                                      50,490
                                                                      -------------
                                                                            124,408
                                                                      -------------

Miscellaneous (1.15%)
                847  American Greetings Corp. Class A                        15,405
              1,219  Brunswick Corp.                                         23,694
              9,704  Cendant Corporation*                                   116,448
                976  Deluxe Corp.                                            22,021
              4,105  Eastman Kodak Co.                                      184,212
              1,293  H & R Block, Inc.                                       46,144
                988  Harcourt General, Inc.                                  55,377
              4,018  Harley-Davidson, Inc.                                  193,617
              4,103  Interpublic Group of Cos., Inc.                        176,173
              1,232  Kerr-McGee Corp.                                        80,465
              1,303  Loews Corp.                                            118,492
              3,818  McKesson HBO Inc.                                      107,143
              4,950  Paychex, Inc.                                          280,603
                531  Polaroid Corp.                                           5,343
              1,682  R.R. Donnelley & Sons Co.                               36,163
              1,161  Sealed Air Corp.*                                       55,873
                307  Springs Industries Inc. Class A                          7,234
              1,617  TRW, Inc.                                               67,914
              5,997  Williams Cos., Inc.                                    250,750
              7,329  Yahoo! Inc.*                                           429,663
                                                                      -------------
                                                                          2,272,734
                                                                      -------------

Office Equipment & Supplies (0.11%)
              4,068  Office Depot, Inc.*                                     33,815
              3,449  Pitney Bowes, Inc.                                     102,392
              8,938  Xerox Corp.                                             75,414
                                                                      -------------
                                                                            211,621
                                                                      -------------

Oil (Domestic Integrated) (0.35%)
              1,264  Amerada Hess Corp.                                      78,368
                937  Ashland Inc.                                            30,687
              4,996  Occidental Petroleum Corp.                              99,296
              3,441  Phillips Petroleum Co.                                 212,482
              1,216  Sunoco                                                  36,404
              3,248  Unocal Corp.                                           110,838
              4,172  USX-Marathon Group                                     113,426
                                                                      -------------
                                                                            681,501
                                                                      -------------

Oil (Exploration & Production) (0.28%)
              3,251  Anadarko Petroleum Corp.                               208,227
              1,685  Apache Corp.                                            93,202
              2,903  Burlington Resources, Inc.                             104,508
              1,685  Devon Energy Corporation                                84,924
              1,950  Tosco Corp.                                             55,819
                                                                      -------------
                                                                            546,680
                                                                      -------------

Oil (International Integrated) (3.68%)
              8,709  Chevron Corp.                                          715,227
              8,323  Conoco, Inc. Class B                                   226,282
             46,727  Exxon Mobil Corporation                              4,167,464
             28,754  Royal Dutch Petroleum Co. ADR                        1,707,269
              7,360  Texaco Inc.                                            434,700
                                                                      -------------
                                                                          7,250,942
                                                                      -------------

Oil Well Equipment & Services (0.58%)
              4,475  Baker Hughes, Inc.                                     153,828
              6,042  Halliburton Co.                                        223,932
                780  McDermott International, Inc.                            7,556
              1,233  Rowan Cos., Inc.*                                       31,056
              7,665  Schlumberger Ltd.                                      583,498
              2,823  Transocean Offshore                                    149,619
                                                                      -------------
                                                                          1,149,489
                                                                      -------------

Paper & Forest Products (0.62%)
                732  Boise Cascade Corp.                                     20,999
              2,827  Fort James Corp.                                        93,114
              2,272  Georgia-Pacific Corp.                                   61,060
              6,458  International Paper Co.                                236,524
              7,147  Kimberly-Clark Corp.                                   471,702
              1,394  Louisiana-Pacific Corp.                                 11,849
              1,367  Mead Corp.                                              39,558
                362  Potlatch Corp.                                          12,127
              1,341  Vulcan Materials Co.                                    56,322
              1,336  Westvaco Corp.                                          38,076
              2,879  Weyerhaeuser Co.                                       135,133
              1,475  Williamette Industries                                  53,561
                                                                      -------------
                                                                          1,230,025
                                                                      -------------

Publishing (0.13%)
              2,665  McGraw-Hill Cos.                                       171,060
                623  Meredith Corp.                                          19,780
              2,135  Moody's Corp.                                           56,177
                                                                      -------------
                                                                            247,017
                                                                      -------------

Publishing (Newspapers) (0.29%)
              1,220  Dow Jones & Co., Inc.                                   71,828
              3,585  Gannett Co., Inc.                                      207,930
              1,029  Knight-Ridder, Inc.                                     51,707
              2,214  New York Times Co. Class A                              81,364
              4,109  Tribune Co.                                            152,290
                                                                      -------------
                                                                            565,119
                                                                      -------------

Restaurants (0.34%)
              1,686  Darden Restaurants, Inc.*                               37,935
             17,667  McDonald's Corp.                                       547,677
              1,971  Tricon Global Restaurants*                              59,130
              1,545  Wendy's International, Inc.                             33,604
                                                                      -------------
                                                                            678,346
                                                                      -------------

Retail Stores (Department) (0.14%)
              1,221  Dillard's, Inc.                                         12,820
              2,780  Federated Department Stores*                            90,524
              3,551  J.C. Penney Co., Inc.                                   41,502
              4,267  May Department Stores Co.                              112,009
              1,717  Nordstrom, Inc.                                         28,223
                                                                      -------------
                                                                            285,078
                                                                      -------------

Retail Stores (Drugs) (0.32%)
                514  Longs Drug Stores, Inc.                                 11,244
             13,616  Walgreen Co.                                           621,230
                                                                      -------------
                                                                            632,474
                                                                      -------------

Retail Stores (Food Chains) (0.40%)
              5,679  Albertson's, Inc.                                      134,521
             11,124  Kroger Co.*                                            250,985
              6,680  Safeway, Inc.*                                         365,312
              1,889  Winn Dixie Stores, Inc.                                 36,363
                                                                      -------------
                                                                            787,181
                                                                      -------------

Retail Stores (General Merchandise) (1.65%)
              1,510  Consolidated Stores, Inc.*                              17,931
              6,404  Kmart Corp.*                                            38,024
              4,573  Sears, Roebuck & Co.                                   135,955
             12,191  Target Corp.                                           336,776
             59,897  Wal-Mart Stores, Inc.                                2,717,826
                                                                      -------------
                                                                          3,246,512
                                                                      -------------

Retail Stores (Specialty-Apparel) (0.28%)
             11,417  Gap, Inc.                                              294,701
              5,815  Limited, Inc.                                          146,829
              3,854  TJX Cos., Inc.                                         105,023
                                                                      -------------
                                                                            546,553
                                                                      -------------

Retail Stores (Specialty) (1.61%)
              1,672  AutoZone, Inc.*                                         44,830
              3,795  Bed Bath & Beyond, Inc.*                                97,958
              2,761  Best Buy, Inc.*                                        138,568
              2,837  Circuit City Stores, Inc.                               37,590
              6,065  Costco Companies*                                      222,131
              5,250  CVS Corporation                                        277,922
              4,442  Dollar General Corp.                                    68,859
             31,043  Home Depot, Inc.                                     1,334,849
              4,459  Kohls Corp.*                                           241,622
              5,120  Lowes Cos., Inc.                                       233,920
              2,519  Radio Shack Corp.                                      150,195
              6,081  Staples, Inc.*                                          86,654
              2,541  Starbucks Corp.*                                       113,551
              1,960  Tiffany & Co.                                           83,668
              2,915  Toys R Us, Inc.*                                        50,102
                                                                      -------------
                                                                          3,182,419
                                                                      -------------

Shoes (0.08%)
              3,685  Nike, Inc. Class B                                     147,170
                725  Reebok International Ltd.*                              15,633
                                                                      -------------
                                                                            162,803
                                                                      -------------

Steel (0.03%)
              1,751  Bethlehem Steel Corp.*                                   5,034
              1,119  Nucor Corp.                                             38,815
                542  USX-U.S. Steel Group                                     8,638
              1,194  Worthington Industries, Inc.                            11,418
                                                                      -------------
                                                                             63,905
                                                                      -------------

Telecommunications (Long Distance) (2.66%)
             50,352  AT&T Corp.                                           1,167,537
             11,812  Global Crossing Ltd.*                                  279,059
             11,880  Sprint Corp.                                           302,940
             12,488  Sprint Corp. (PCS Group)*                              476,105
             36,479  Verizon Communications                               2,108,942
             38,497  WorldCom Inc.*                                         914,304
                                                                      -------------
                                                                          5,248,887
                                                                      -------------

Textile (Apparel Manufacturers) (0.04%)
                666  Liz Claiborne, Inc.                                     28,305
                429  Russell Corp.                                            6,864
              1,562  VF Corp.                                                42,662
                                                                      -------------
                                                                             77,831
                                                                      -------------

Tobacco (0.59%)
             30,206  Philip Morris Cos., Inc.                             1,106,295
              2,139  UST Inc.                                                54,010
                                                                      -------------
                                                                          1,160,305
                                                                      -------------

Toys (0.05%)
              2,301  Hasbro, Inc.                                            24,736
              5,730  Mattel, Inc.                                            74,132
                                                                      -------------
                                                                             98,868
                                                                      -------------

Waste Management (0.10%)
              2,699  Allied Waste Industries, Inc.*                          24,966
              8,304  Waste Management, Inc.                                 166,080
                                                                      -------------
                                                                            191,046
                                                                      -------------
Total Industrial                                                        131,737,960
                                                                      -------------

TRANSPORTATION (0.54%)

Airlines (0.19%)
              2,037  AMR Corp.*                                              66,712
              1,691  Delta Air Lines, Inc.                                   79,900
              6,704  Southwest Airlines Co.                                 191,064
                890  USAir Group, Inc.*                                      33,599
                                                                      -------------
                                                                            371,275
                                                                      -------------

Railroads (0.22%)
              5,371  Burlington Northern Santa Fe Corp.                     142,667
              2,856  CSX Corp.                                               72,293
              5,132  Norfolk Southern Corp.                                  72,490
              3,329  Union Pacific Corp.                                    156,047
                                                                      -------------
                                                                            443,497
                                                                      -------------

Transportation (Miscellaneous) (0.13%)
              3,831  Fedex Corporation*                                     179,521
                769  Ryder System, Inc.                                      15,188
              1,698  Sabre Holdings Corp.                                    56,777
                                                                      -------------
                                                                            251,486
                                                                      -------------
Total Transportation                                                      1,066,258
                                                                      -------------

UTILITIES (4.66%)

Electric Companies (1.95%)
              6,124  AES Corp.*                                             346,006
              1,830  Ameren Corp.                                            72,743
              4,334  American Electric Power Co., Inc.                      179,861
              2,083  CINergy Corp.                                           63,792
              1,488  CMS Energy Corp.                                        40,176
              2,845  Consolidated Edison, Inc.                              100,108
              2,034  Constellation Energy Group                              84,792
              2,094  CP&L Energy Inc.                                        84,414
              3,167  Dominion Resources                                     188,634
              1,919  DTE Energy Co.                                          69,324
              4,983  Duke Power Co.                                         430,718
              4,140  Dynegy Inc.                                            191,734
              4,396  Edison International                                   104,954
              2,923  Entergy Corp.                                          111,987
              4,384  Exelon Corp.                                           263,573
              3,016  Firstenergy Corp.                                       78,039
              1,503  Florida Progress Corp.                                  79,941
              2,389  FPL Group, Inc.                                        157,674
              1,671  GPU Inc.                                                55,247
              1,782  Keyspan Corporation                                     62,704
              2,107  Niagara Mohawk Power Corp.                              33,712
              5,170  PG & E Corporation                                     139,267
              1,177  Pinnacle West Capital Corp.                             51,126
              1,951  PPL Corporation                                         80,357
              2,885  Public Service Enterprise Group Inc.                   119,728
              3,878  Reliant Energy Inc.                                    160,210
              8,643  Southern Co.                                           253,888
              3,592  Texas Utilities Co.                                    133,128
              4,514  Xcel Energy Inc.                                       115,389
                                                                      -------------
                                                                          3,853,226
                                                                      -------------

Natural Gas (0.73%)
              2,886  Coastal Corp.                                          217,713
              1,193  Columbia Gas Systems, Inc.                              85,821
                441  Eastern Enterprises                                     28,389
              3,075  El Paso Energy Corp.                                   192,764
              9,911  Enron Corp.                                            813,321
                546  NICOR, Inc.                                             19,281
                375  Oneok, Inc.                                             14,859
                474  Peoples Energy Corp.                                    16,294
              2,818  Sempra Energy                                           58,297
                                                                      -------------
                                                                          1,446,739
                                                                      -------------

Telephone (1.98%)
             25,062  BellSouth Corp.                                      1,210,808
              1,885  Century Tel, Inc.                                       72,573
             45,495  SBC Communications Inc.                              2,624,493
                                                                      -------------
                                                                          3,907,874
                                                                      -------------

Total Utilities                                                           9,207,839
                                                                      -------------

FINANCIAL (13.43%)

Banks (1.08%)
              9,899  Bank of New York, Inc.                                 569,811
              2,813  Charter One Financial                                   64,523
              2,044  Comerica, Inc.                                         123,279
              6,158  Fifth Third Bancorp                                    316,367
             12,775  Firstar Corporation                                    251,508
              2,906  Northern Trust Corp.                                   248,100
              2,857  Regions Financial Corp.                                 67,318
              2,235  Southtrust Corp.                                        72,358
              2,121  State Street Boston                                    264,574
              2,327  Summit Bancorp                                          87,262
              1,790  Union Planters Corp.                                    60,524
                                                                      -------------
                                                                          2,125,624
                                                                      -------------

Brokerage (1.56%)
              1,449  Bear Stearns Co., Inc.                                  87,846
             18,541  Charles Schwab Corp.                                   651,253
              3,346  Lehman Brothers Holdings, Inc.                         215,817
             10,757  Merrill Lynch & Co., Inc.                              752,990
             15,088  Morgan Stanley Dean Witter & Co.                     1,211,755
              2,202  PaineWebber Group, Inc.                                156,892
                                                                      -------------
                                                                          3,076,553
                                                                      -------------

Financial Miscellaneous (2.56%)
             17,849  American Express Co.                                 1,070,940
              3,405  American General Corp.                                 274,102
              9,740  Associates First Capital                               361,598
              2,689  Capital One Financial Corp.                            169,743
              1,556  Countrywide Credit Industries, Inc.                     58,253
              9,398  Federal Home Loan Mortgage Corp.                       563,880
             13,574  Federal National Mortgage Assn.                      1,045,198
              6,278  Household International, Inc.                          315,862
              3,710  Marsh & McLennan Cos., Inc.                            485,082
              1,297  MBIA, Inc.                                              94,276
             11,445  MBNA Corp.                                             429,903
              3,818  Synovus Financial Corp.                                 82,326
              2,023  USA Educational Inc.                                   113,035
                                                                      -------------
                                                                          5,064,198
                                                                      -------------

Insurance (0.38%)
              3,610  AFLAC, Inc.                                            263,756
              3,445  Aon Corp.                                              142,752
              2,116  Cincinnati Financial Corp.                              77,763
              1,896  Equifax, Inc.                                           65,412
              1,375  Jefferson-Pilot Corp.                                   94,531
                991  Progressive Corp. of Ohio                               97,366
                                                                      -------------
                                                                            741,580
                                                                      -------------

Investment Management (0.18%)
              3,259  Franklin Resources Corp.                               139,616
              2,950  Stilwell Financial Inc.                                132,197
              1,672  T. Rowe Price                                           78,270
                                                                      -------------
                                                                            350,083
                                                                      -------------

Life Insurance (0.21%)
              4,387  Conseco Co., Inc.                                       30,435
              2,601  Lincoln National Corp.                                 125,823
              1,922  Providian Financial Corp.                              199,888
              1,673  Torchmark Corp.                                         55,732
                                                                      -------------
                                                                            411,878
                                                                      -------------

Major Regional Banks (1.87%)
              5,023  Amsouth Bancorp                                         70,008
              5,300  BB&T Corp.                                             168,938
             13,209  First Union Corp.                                      400,398
             12,068  Fleet Boston Corp.                                     458,584
              3,385  Huntington Bancshares Inc.                              48,659
              5,798  KeyCorp                                                143,138
              6,535  Mellon Financial Corp.                                 315,314
              8,173  National City Corp.                                    174,698
              1,826  Old Kent Financial Corp.                                50,557
              3,797  PNC Bank Corp.                                         253,924
              3,945  SunTrust Banks, Inc.                                   192,565
             10,022  U.S Bancorp Del Com                                    242,407
              2,804  Wachovia Corp.                                         151,416
             22,060  Wells Fargo Company                                  1,021,654
                                                                      -------------
                                                                          3,692,260
                                                                      -------------

Money Center Banks (1.40%)
             15,484  Banc One Corp.                                         565,166
             22,001  Bank Of America                                      1,057,423
             17,586  Chase Manhattan Corp.                                  800,163
              2,085  J.P. Morgan & Co., Inc.                                345,068
                                                                      -------------
                                                                          2,767,820
                                                                      -------------

Multi-Line Insurance (3.72%)
              1,894  Aetna, Inc.                                            109,497
              9,834  Allstate Corp.                                         395,819
             31,010  American International Group, Inc.                   3,038,980
              3,566  C.I.T Group Inc.- Class A                               62,182
              2,062  CIGNA Corp.                                            251,461
             60,323  Citigroup, Inc.                                      3,174,498
              2,946  ITT Hartford Group, Inc.                               219,293
              3,212  UnumProvident Corp.                                     90,739
                                                                      -------------
                                                                          7,342,469
                                                                      -------------

Property-Casualty Insurance (0.25%)
              2,340  Chubb Corp.                                            197,584
              1,428  MGIC Investment Corp.                                   97,282
              1,675  SAFECO Corp.                                            40,514
              2,930  St. Paul Cos., Inc.                                    150,162
                                                                      -------------
                                                                            485,542
                                                                      -------------

Savings & Loans Companies (0.22%)
              2,068  Golden West Financial Corp.                            115,937
              7,159  Washington Mutual Inc.                                 314,996
                                                                      -------------
                                                                            430,933
                                                                      -------------
Total Financial                                                          26,488,940
                                                                      -------------
Total Common Stock (cost $97,204,988)                                   168,500,997
                                                                      -------------

Principal
  Amount
----------

SHORT-TERM INVESTMENTS, (5.32%)

Repurchase Agreement, (0.78%)(b)
         $1,533,000  First Boston
                     6.60%; 11/1/2000 (cost $1,533,000;
                     maturity value $1,533,281)                           1,533,000

United States Treasury Bill (4.54%)(c)
          9,000,000  6.14%; 11/30/2000
                     (cost $8,956,480)                                    8,956,480
                                                                      -------------

Total Short-term Investments
(cost $10,489,480)                                                       10,489,480
                                                                      -------------

Total Investments (cost $107,694,468)(a)
(90.72%)(a)                                                             178,990,477

Assets Less Other Liabilities (9.28%)                                    18,310,906
                                                                      -------------
Net Assets (100.00%)                                                   $197,301,383
                                                                      =============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $107,694,468. At
    October 31, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                           $ 79,487,952
    Gross unrealized depreciation                             (8,191,943)
                                                            ------------
    Net unrealized appreciation                             $ 71,296,009
                                                            ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $1,564,898 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 2000, the market value of $8,956,840 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 2000:
    (Contracts-$250 times premium/delivery
    month/commitment)

                                                                        Unrealized
                                                                       Depreciation
                                                                      -------------
     S&P 500 Stock Index:
     470/Dec/Sell                                                      $ (4,200,538)
                                                                      =============

See accompanying notes to financial statements








[RIGHTIME LOGO]                                                      October 31, 2000
Rightime
Family of Funds
                                                                The Rightime OTC Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
                                                                            Value
  Shares                                                                   (Note 1)
--------------                                                         --------------


SHORT-TERM INVESTMENTS (99.65%)

Repurchase Agreement (9.71%)(b)
$648,000  Fuji Securities
          6.60%; 11/01/2000 (cost $648,000;
          maturity value $648,119)                                     $   648,000
United States Treasury Bills (89.94%)(c)
6,000,000  6.11%; 11/01/2000 (cost $5,999,033)                            5,999,033
                                                                        -------------
Total Investments (cost $6,647,033) (99.65%)(a)                             6,647,033
Assets Less Other Liabilities (0.35%)                                          23,058
                                                                        -------------
Net Assets (100.00%)                                                      $ 6,670,091
                                                                        =============

(a) Aggregate cost for federal income tax purposes is $6,647,033.

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $661,483 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements







[RIGHTIME LOGO]                                                      October 31, 2000
Rightime
Family of Funds
                                                                         The Rightime
                                                                   Social MidCap Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
                                                                            Value
   Shares                                                                  (Note 1)
------------                                                           --------------

The Rightime MidCap Fund
Portfolio of Investments

COMMON STOCK (90.35%)

INDUSTRIALS (69.98%)

Aerospace/Defense (0.29%)
              3,022  Precision Castparts Corp.                         $    114,080
                603  Sequa Corp. Class A*                                    22,236
              1,700  Universal Corp.                                         47,600
                                                                      -------------
                                                                            183,916
                                                                      -------------

Auto Parts After Market (0.45%)
              1,285  Bandag, Inc.                                            45,858
              1,914  SPX Corp.*                                             236,618
                                                                      -------------
                                                                            282,476
                                                                      -------------

Auto Parts & Equipment(0.41%)
              4,364  Arvinmeritor Inc.*                                      73,097
              1,633  Borg-Warner Automotive, Inc.                            61,646
              4,305  Federal-Mogul Corp.                                     13,991
              4,049  Lear Company*                                          110,335
                                                                      -------------
                                                                            259,069
                                                                      -------------

Biotechnology (2.06%)
             11,114  Chiron Corp.*                                          481,375
              3,600  Edwards Lifesciences*                                   48,375
              5,203  Genzyme Corp.*                                         369,413
              2,878  Gilead Sciences, Inc.*                                 247,508
              3,940  Incyte Genomics, Inc.*                                 144,302
                                                                      -------------
                                                                          1,290,973
                                                                      -------------

Broadcast Media (1.55%)
              2,148  Chris-Craft Industries, Inc.*                          157,878
              6,668  Hispanic Broadcasting Corp.*                           208,375
             12,520  Univision Communications Inc.*                         478,890
              6,820  Westwood One, Inc.*                                    129,154
                                                                      -------------
                                                                            974,297
                                                                      -------------

Building Materials (0.75%)
              1,632  Granite Construction Co.                                37,230
              3,775  Lennar Corp                                            121,272
              2,866  Martin Marietta Materials, Inc.                        110,054
              2,134  Southdown, Inc.                                        151,247
              2,751  USG Corp.                                               46,939
                                                                      -------------
                                                                            466,742
                                                                      -------------

Chemicals & Materials (2.67%)
              1,810  A. Schulman Inc.                                        19,797
              4,059  Airgas, Inc.*                                           27,398
              2,769  Albemarle Corp.                                         64,206
              4,082  Cabot Corp.                                             89,804
              1,457  Cabot Microelectronics Corp.*                           64,381
              6,962  Crompton Corporation                                    55,696
              2,462  Cytec Industries, Inc.*                                 85,247
              2,092  Ferro Corp.                                             42,886
              1,899  Georgia Gulf Corp.                                      25,399
                852  H.B. Fuller Co.                                         28,808
              6,960  IMC Global Inc.                                         90,045
              7,590  Lam Research Corp.*                                    147,056
              3,202  Lubrizol Corp.                                          69,443
              7,171  Lyondell Petrochemical Co.                             103,083
                367  NCH Corp.                                               14,313
              2,754  Olin Corp.                                              48,884
              6,422  RPM Inc. (Ohio)                                         57,397
              6,466  Solutia Inc.                                            82,442
              7,732  Waters Corporation*                                    561,053
                                                                      -------------
                                                                          1,677,338
                                                                      -------------

Commercial Services (Specialized) (2.41%)
              1,503  Banta Corp.                                             34,663
             10,196  Cintas Corp.                                           472,840
              7,512  Fiserv, Inc.*                                          393,910
              5,470  Galileo International Inc.                             108,032
              4,155  Harte-Hanks, Inc.                                       91,929
              1,557  Jacobs Engineering Group Inc.*                          64,421
              5,910  Modis Professional Services*                            24,379
              1,520  NCO Group, Inc.*                                        33,250
              3,053  Ogden Corp.*                                            41,979
              3,895  Quanta Services Inc.*                                  120,988
              1,839  Rollins, Inc.                                           33,217
              4,285  United Rentals Inc.*                                    92,128
                                                                      -------------
                                                                          1,511,736
                                                                      -------------

Communications Equipment (1.17%)
              2,375  Adtran Inc.*                                            90,250
              1,680  DSP Group Inc.*                                         47,670
              2,021  L-3 Communications Hldgs Inc.*                         133,260
              4,350  Polycom*                                               282,750
              3,705  Powerwave Technologies Inc.*                           178,303
                                                                      -------------
                                                                            732,233
                                                                      -------------

Computer Hardware (2.26%)
              2,285  Infocus Corporation*                                   100,968
             11,586  Jabil Circuit, Inc.*                                   661,126
              3,952  Mentor Graphics Corp.*                                  92,625
              7,268  Microchip Technology, Inc.*                            229,850
              9,069  Quantum Corp. - Dlt. & Storage*                        136,035
              6,191  Storage Technology Corp.*                               60,362
              3,226  Tech Data Corp.*                                       134,282
                                                                      -------------
                                                                          1,415,248
                                                                      -------------

Computer Software & Services (11.50%)
             21,500  3 Com Corp.*                                           381,625
              5,325  Acxiom Corp.*                                          214,331
              3,045  Affiliated Computer Services*                          169,568
              2,600  Avocent Corporation*                                   184,438
             13,159  Broadwing Inc.*                                        371,742
             15,007  Cadence Design Systems, Inc.*                          385,492
              3,795  Cambridge Technology Partners*                          14,706
              4,513  Checkfree Corporation*                                 224,522
              9,281  Comdisco, Inc.                                         114,272
             12,941  Concord EFS, Inc.*                                     534,625
              3,180  CSG Systems Intl Inc.*                                 147,671
              7,596  DST Systems, Inc.*                                     468,104
              7,870  Electronic Arts*                                       393,500
              5,265  Gartner Group, Inc. Class B*                            46,069
             17,249  Informix Corp.*                                         73,308
             12,340  Intuit, Inc.*                                          758,139
              4,259  Keane, Inc.*                                            55,367
              5,261  Lagato Systems*                                         46,856
              3,130  Macromedia Inc.*                                       241,206
              9,100  MarchFirst Inc.*                                        52,894
              2,411  Mynd Corp.*                                             30,740
              8,337  Network Associates*                                    160,487
              3,960  Nvidia*                                                246,077
             11,340  Rational Soft*                                         676,856
              2,925  Retek Inc.*                                            115,355
              2,222  Structural Dynamics Research Corp.*                     22,914
              7,993  SunGard Data Systems*                                  408,642
              5,427  Sybase Inc.*                                           113,628
              2,472  Sykes Enterprises, Inc.*                                13,287
              3,741  Symantec Corp.*                                        146,133
              4,302  Synopsys, Inc.*                                        150,032
              3,300  Titan Corp.*                                            44,138
              2,007  Transaction Systems Architects*                         27,094
              4,450  Wind River Systems*                                    182,728
                                                                      -------------
                                                                          7,216,546
                                                                      -------------

Consumer Products (0.63%)
              2,887  Blyth Industries, Inc.                                  75,062
              2,333  Church and Dwight, Inc.                                 46,077
              5,743  Dial Corp.                                              64,250
              5,815  Energizer Holdings*                                    114,846
              2,625  Valspar Corp.                                           71,689
              3,019  Westpoint Stevens, Inc.                                 21,699
                                                                      -------------
                                                                            393,623
                                                                      -------------

Electrical Components & Other Equipment (2.83%)
              5,907  Arrow Electronics, Inc.*                               189,024
             28,072  Atmel Corp.*                                           419,325
              5,586  Avnet, Inc.                                            150,124
              4,045  Cirrus Logic*                                          174,441
              3,689  Hubbell Inc. Class B                                    88,305
              1,434  Magnatek*                                               15,595
              4,657  Sensormatic Electronics Corp.*                          83,826
              8,397  Symbol Technologies, Inc.                              381,573
              2,756  UCAR International, Inc.*                               22,737
              8,408  Vishay Intertechnology, Inc.*                          252,240
                                                                      -------------
                                                                          1,777,190
                                                                      -------------

Electrical Equipment (1.51%)
              3,150  Commscope Inc.*                                         79,734
              6,372  Integrated Device Technology, Inc.*                    358,823
              2,564  Sawtek Inc.*                                           130,444
              8,774  SCI Systems, Inc.*                                     377,282
                                                                      -------------
                                                                            946,283
                                                                      -------------

Electronic (Semiconductors) (4.45%)
              3,175  Credence Systems Corp.*                                 59,531
              7,308  Cypress Semiconductor Corp.*                           273,593
              3,690  Intl. Rectifier Corp.*                                 164,666
              5,920  Lattice Semiconductor*                                 172,790
              5,080  Micrel Inc.*                                           229,870
              5,455  Qlogic Corp.*                                          527,771
              4,000  Semtech Corp.*                                         129,000
              5,000  TranSwitch Corp.*                                      288,750
              4,716  TriQuint Semiconductor Inc.*                           180,682
             10,903  Vitesse Semiconductor Corp.*                           762,529
                                                                      -------------
                                                                          2,789,182
                                                                      -------------

Food & Beverages (1.92%)
              2,176  Bob Evans Farms, Inc.                                   40,936
              2,206  Dean Foods Corp.                                        70,592
              3,385  Dole Food Co.                                           40,832
              1,678  Dreyer's Grand Ice Cream, Inc.                          41,321
              6,100  Flowers Industries, Inc.                                93,788
              8,523  Hormel Foods Corp.                                     143,293
              6,424  IBP, Inc.                                              132,094
              4,054  Interstate Bakeries                                     56,756
              1,731  Lance, Inc.                                             17,418
              4,199  McCormick & Co., Inc.                                  133,056
              1,466  Smucker (J.M)*                                          32,618
              1,715  Suiza Foods*                                            79,426
             13,663  Tyson Foods, Inc.                                      152,855
              3,008  Universal Foods Corp.                                   59,408
              8,269  Whitman Corp.                                          107,497
                                                                      -------------
                                                                          1,201,890
                                                                      -------------

Health Care Products (Distribution)(0.37%)
              8,198  Bergen Brunswig Corp. Class A                           74,294
              6,434  Sybron Corp.*                                          159,242
                                                                      -------------
                                                                            233,536
                                                                      -------------

Health Care Services (2.70%)
              3,228  Apria Healthcare*                                       64,560
              2,311  Express Scripts*                                       155,270
              2,926  First Health Group Inc.*                               114,114
              7,487  Foundation Health Systems Class A*                     151,144
             14,774  Health Management
                     Associates Class A*                                    292,710
              3,263  Lincare Holdings Inc.*                                 137,250
              5,589  Omnicare, Inc.                                          97,808
              5,126  Oxford Health Plan*                                    173,002
              2,154  Pacificare Health System*                               22,482
              2,795  Quest Diagnostics*                                     269,019
              4,290  Quorum Health Group, Inc.*                              57,379
              2,262  Trigon Health*                                         162,157
                                                                      -------------
                                                                          1,696,895
                                                                      -------------

Leisure Time (Products)(0.37%)
              4,557  Callaway Golf Co.                                       72,912
              4,383  International Game Technology*                         160,527
                                                                      -------------
                                                                            233,439
                                                                      -------------

Leisure Time (Services) (1.01%)
              3,201  Intl Speedway Corp. Class A                            102,832
              4,741  Mandalay Resort Group*                                  98,672
             18,267  Park Place Entertainment*                              232,904
              4,804  Six Flags Inc.*                                         75,062
              5,738  Viad Corp.                                             122,650
                                                                      -------------
                                                                            632,120
                                                                      -------------

Manufacturing (Diversified Industries) (1.14%)
              4,295  American Standard Cos., Inc.*                          197,033
              1,981  Ametek Inc.                                             43,087
              1,842  Carlisle Co., Inc.                                      76,673
              2,783  Everest Re Group Ltd.                                  163,153
              3,046  Furniture Brands Intl.*                                 51,401
              2,421  Harsco Corp.                                            48,874
              2,966  Pentair, Inc.                                           88,424
              1,153  Tecumseh Products Co. Class A                           45,976
                                                                      -------------
                                                                            714,621
                                                                      -------------

Manufacturing (Specialized Industries) (1.82%)
              3,636  AGCO Corp.                                              41,359
              1,861  Albany International Corp.*                             20,006
              3,179  Dentsply Intl.                                         110,272
              4,374  Diebold, Inc.                                          113,724
              2,720  Donaldson Co., Inc.                                     61,540
              2,725  Federal Signal Corp.                                    63,697
              2,230  Flowserve Corp.*                                        44,879
              2,171  Imation Corp.*                                          43,013
              1,787  Kaydon Corp.                                            39,202
              1,846  Kennametal, Inc.                                        54,226
              1,801  Modine Manufacturing Co.                                47,501
              1,932  Nordson Corp.                                           55,424
              7,669  Shaw Industries, Inc.                                  142,356
              4,075  Steris Corp.*                                           61,125
              1,697  Stewart & Stevenson Services, Inc.                      40,728
              2,274  Teleflex Inc.                                           78,595
              2,275  Trinity Industries, Inc.                                54,742
              3,171  Warnaco Group                                            8,324
              2,342  York International Corp.                                63,673
                                                                      -------------
                                                                          1,144,386
                                                                      -------------

Medical Products & Supplies (2.89%)
              1,711  Acuson Corp.*                                           39,032
              1,769  Beckman Coulter, Inc.                                  123,941
              3,838  Hillenbrand Industries, Inc.                           177,508
              2,735  IDEC Pharmaceuticals Corp.*                            536,402
              3,918  Minimed, Inc.*                                         285,769
              4,308  PSS World Medical*                                      12,924
             11,848  Stryker Corp.                                          558,337
              3,660  VISX Incorporated*                                      78,461
                                                                      -------------
                                                                          1,812,374
                                                                      -------------

Metals (Specialty) (0.07%)
              1,287  Carpenter Technology Corp.                              39,897
                375  Maxxam Inc.*                                             7,125
                                                                      -------------
                                                                             47,022
                                                                      -------------

Miscellaneous (4.21%)
              3,526  A.C. Nielson*                                           84,404
              5,970  American Water Works Co., Inc.                         145,519
              2,290  Antec Corp.*                                            27,909
              4,537  Apollo Group, Inc. Class A*                            177,510
              8,386  Clayton Homes Inc.                                      77,046
              4,207  Devry, Inc.*                                           155,396
              2,163  Gtech Holdings Corp.*                                   37,447
              4,187  Harris Corp.                                           132,676
              2,133  Kelly Services, Inc. Class A                            47,326
              2,300  Korn / Ferry Intl.*                                     80,500
              2,413  Lancaster Colony Corp.                                  57,007
              2,789  Litton Industries, Inc.*                               144,854
              4,642  Manpower Inc.                                          161,600
              1,234  Minerals Technologies, Inc.                             38,640
              3,210  Mohawk Industries, Inc.*                                70,018
              6,231  R.J. Reynolds Tobacco Holdings                         222,758
             10,862  Robert Half International, Inc.*                       331,291
              2,848  Ruddick Corp.                                           37,380
              3,585  Sotheby's Holdings Class A                              97,467
              2,254  Sylvan Learning Systems*                                34,796
              3,686  Telephone & Data Systems, Inc.                         388,873
              3,300  Valassis Communications Inc.*                           91,575
                                                                      -------------
                                                                          2,641,992
                                                                      -------------

Office Equipment & Supplies (0.59%)
              4,825  Herman Miller, Inc.                                    126,053
              3,691  Hon Industries, Inc.                                    88,815
              6,883  Officemax Inc.*                                         19,789
              4,636  Reynolds & Reynolds Class A                             82,868
              1,688  The Standard Register Co.                               20,256
              2,441  Wallace Computer Services, Inc.                         35,394
                                                                      -------------
                                                                            373,175
                                                                      -------------

Oil & Gas (2.13%)
              3,200  Cooper Cameron Corp.*                                  174,400
              3,594  Hanover Compressor Co.*                                117,254
              6,930  Kinder Morgan, Inc.                                    267,238
              2,749  Murphy Oil Corp.                                       159,270
              3,367  Noble Affiliates, Inc.                                 123,527
              4,786  Pennzoil-Quaker State Co.                               56,236
              5,999  Pioneer Natural Resources*                              78,362
              5,274  Ultramar Diamond Shamrock                              138,442
              3,779  Valero Energy*                                         124,943
              5,652  Varco International Inc.                                97,497
                                                                      -------------
                                                                          1,337,169
                                                                      -------------

Oil & Gas Drilling (4.12%)
              5,003  BJ Services Co.*                                       262,345
              8,408  ENSCO International, Inc.                              279,566
             10,623  Global Marine, Inc.*                                   281,510
              6,627  Grant Prideco Inc.*                                    123,014
              3,055  Helmerich & Payne, Inc.                                 96,042
              8,907  Nabors Industries, Inc.*                               453,366
              8,110  Noble Drilling Corp.*                                  337,072
             10,112  Ocean Energy*                                          140,304
              3,016  Smith International, Inc.*                             212,628
              3,370  Tidewater, Inc.                                        155,652
              6,627  Weatherford, Inc.*                                     241,886
                                                                      -------------
                                                                          2,583,385
                                                                      -------------

Paper/Forest Products/Containers (0.91%)
              3,002  Bowater, Inc.                                          162,483
              3,103  Longview Fiber Co.                                      42,278
              2,562  P.H. Glatfelter Co.                                     26,741
              1,662  Rayonier Inc.                                           58,482
              6,012  Sonoco Products                                        116,107
              4,817  Timber Co.                                             136,381
              3,085  Wausau-Mosinee Paper Corp.                              26,994
                                                                      -------------
                                                                            569,466
                                                                      -------------

Pharmaceuticals (4.67%)
              3,120  Amerisource Health Corp Class A*                       135,525
              2,749  Carter-Wallace, Inc.                                    75,426
              3,457  Covance Inc.*                                           29,817
              5,265  Forest Laboratories, Inc.*                             697,612
              4,812  ICN Pharmaceuticals, Inc.                              183,157
              9,629  IVAX Corp.*                                            418,862
             12,036  Millennium Pharmaceuticals*                            873,362
              7,560  Mylan Laboratories, Inc.                               211,680
              4,492  Sepracor Inc.*                                         306,018
                                                                      -------------
                                                                          2,931,459
                                                                      -------------

Publishing (Books) (0.24%)
              1,908  Houghton Mifflin Co.                                    70,238
              1,021  Scholastic Corp.*                                       81,680
                                                                      -------------
                                                                            151,918
                                                                      -------------

Publishing (Newspapers) (1.42%)
              7,129  A. H. Belo Corp. Class A                               136,788
              4,900  Dun & Bradstreet Corp.*                                105,962
              2,710  Lee Enterprises, Inc.                                   74,864
              1,403  Media General, Inc. Class A                             53,314
              6,417  Reader's Digest Assn.                                  235,424
                536  Washington Post Co. Class B                            286,291
                                                                      -------------
                                                                            892,643
                                                                      -------------

Restaurants (0.64%)
              3,935  Brinker International, Inc.*                           154,449
              3,474  CBRL Group                                              62,098
              1,543  Lone Star Steakhouse & Saloon                           13,019
              4,784  Outback Steakhouse*                                    136,344
              1,464  Papa John's Pizza*                                      36,783
                                                                      -------------
                                                                            402,693
                                                                      -------------

Retail Stores (General Merchandise) (1.28%)
              4,493  BJ's Wholesale Club                                    147,988
              6,506  Dollar Tree Stores*                                    254,547
             10,419  Family Dollar Stores, Inc.                             202,519
              2,272  Fastenal Co.                                           130,498
              3,397  Williams-Sonoma, Inc.*                                  70,700
                                                                      -------------
                                                                            806,252
                                                                      -------------

Retail Stores (Specialty) (1.52%)
              3,905  Barnes & Noble Inc.*                                    73,707
              4,794  Borders Group, Inc.*                                    66,517
              5,358  CDW Computer Centers Inc.*                             345,256
              3,069  Claire's Stores, Inc.                                   61,764
              1,844  Lands' End, Inc.*                                       47,299
              2,923  Neiman Marcus Group Inc. Class A*                      108,516
              1,306  Payless Shoesource Inc.*                                75,666
              4,472  Perrigo Co.*                                            29,627
              8,616  Saks Holding*                                           87,776
              1,607  Superior Industries
                     International, Inc.                                     54,738
                                                                      -------------
                                                                            950,866
                                                                      -------------

Retail Stores (Specialty-Apparel) (0.49%)
              6,084  Abercrombie & Fitch Co. Class A*                       143,354
              2,863  American Eagle Outfitters*                              98,594
              5,033  Ross Stores, Inc.                                       66,373
                                                                      -------------
                                                                            308,321
                                                                      -------------

Steel (0.12%)
              6,686  AK Steel Holding Corp.                                  61,846
              1,479  Ryerson Tull Inc.                                       11,092
                                                                      -------------
                                                                             72,938
                                                                      -------------

Textile Specialty (0.41%)
              7,204  Jones Apparel Group, Inc.*                             200,361
              3,413  Unifi, Inc.*                                            29,650
              1,900  Wellman, Inc.                                           28,500
                                                                      -------------
                                                                            258,511
                                                                      -------------
Total Industrial                                                         43,913,923
                                                                      -------------

TRANSPORTATION (1.56%)

Airfreight (0.48%)
              2,997  Airborne Freight Corp.                                  30,345
              2,600  C. H. Robinson Worldwide                               142,188
              2,815  EGL Inc.*                                               80,228
              3,154  Pittston Services Group                                 50,070
                                                                      -------------
                                                                            302,831
                                                                      -------------

Airlines (0.20%)
              1,590  Alaska Air Group, Inc.*                                 41,241
              2,270  Atlas Air Inc.*                                         82,288
                                                                      -------------
                                                                            123,529
                                                                      -------------

Railroads (0.26%)
              2,932  GATX Corp.                                             123,327
              2,974  Wisconsin Central
                     Transportation Corp.*                                   38,104
                                                                      -------------
                                                                            161,431
                                                                      -------------

Shipping (0.32%)
              2,423  Alexander & Baldwin, Inc.                               60,423
              1,835  Newport News Shipbuilding                               90,259
              2,083  Overseas Shipholding Group Inc.                         49,992
                                                                      -------------
                                                                            200,674
                                                                      -------------

Truckers (0.30%)
              1,469  Arnold Industries, Inc.                                 25,799
              2,979  CNF Transportation Inc.                                 79,502
              2,116  J.B. Hunt Transport Services, Inc.                      27,640
              3,860  Swift Transportation, Co.*                              55,005
                                                                      -------------
                                                                            187,946
                                                                      -------------
Total Transportation                                                        976,411
                                                                      -------------

UTILITIES (8.08%)

Electric Utilities (6.94%)
              6,686  Allegheny Energy Inc.                                  273,708
              4,480  Allete                                                  96,600
              4,837  Alliant Energy Corp.                                   146,622
              1,347  Black Hills Corp.                                       42,094
              8,426  Calpine Corporation*                                   665,127
              1,326  Cleco Corp.                                             63,068
              5,405  Conectiv Inc.                                           96,952
              8,053  DPL, Inc.                                              228,504
              3,605  DQE, Inc.                                              125,950
              7,896  Energy East Corp.                                      159,400
              1,984  Hawaiian Electric Industries Inc.                       65,348
              2,250  Idacorp, Inc.                                          110,953
              5,211  Ipalco Enterprises, Inc.                               116,922
              3,796  Kansas City Power & Light Co.                           91,341
              7,890  LG&E Energy Corp.                                      193,798
              6,470  Montana Power Co.                                      182,778
              7,377  NiSource Inc.                                          183,964
              9,018  Northeast Utilities                                    183,742
              3,277  NSTAR                                                  126,779
              4,774  OGE Energy Corp.                                        98,165
              6,935  Potomac Electric Power Co.                             158,638
              2,364  Public Service Co. of New Mexico                        65,158
              5,232  Puget Sound Power & Light Co.                          128,511
              6,321  Scana Corp.                                            167,506
              4,815  Sierra Pacific Resources                                82,758
              7,675  TECO Energy, Inc.                                      213,941
              5,599  Utilicorp United, Inc.                                 148,723
              7,391  Wisconsin Energy Corp.                                 139,043
                                                                      -------------
                                                                          4,356,093
                                                                      -------------

Gas Utilities (1.14%)
              3,258  AGL Resources Inc.                                      66,382
              5,506  MCN Corp.                                              135,585
              2,430  National Fuel & Gas Co.                                130,309
              4,888  Questar Corp.                                          132,282
              3,709  Vectren Corporation*                                    85,771
              2,850  Washington Gas Light Corp.                              72,675
              4,185  Western Resources                                       89,454
                                                                      -------------
                                                                            712,458
                                                                      -------------
Total Utilities                                                           5,068,551
                                                                      -------------

FINANCIAL (10.73%)

Banks (5.89%)
              4,170  Associated Banc-Corp.                                  100,341
              3,087  Astoria Financial Corp.                                115,762
              2,878  City National Corp.                                     98,931
              7,305  Compass Bancshares, Inc.                               132,860
              6,614  Dime Bancorp, Inc.                                     161,630
              7,838  First Tennessee National Corp.                         180,274
              2,768  First Virginia Banks, Inc.                             114,526
              5,387  Firstmerit Corporation                                 122,891
              2,400  Greater Bay Bancorp                                     78,150
              6,209  Green Point Financial Corp.                            184,718
              9,667  Hibernia Corp. Class A                                 115,400
              6,320  Marshall & Ilsley Corp.                                286,375
              4,272  Mercantile Bankshares Corp.                            160,734
             12,359  National Commerce Bancorp                              262,629
             10,550  North Fork Bancorporation, Inc.                        212,978
              4,839  Pacific Century Financial Corp.                         61,395
              2,991  Provident Financial Group                               90,478
              3,900  Roslyn Bancorp Inc.                                     84,581
              2,910  Silicon Valley Bancshares*                             134,588
             13,765  Sovereign Bancorp, Inc.                                114,422
              4,923  TCF Financial Corp.                                    199,074
              4,249  Wells Fargo Company                                    196,798
              2,149  Westamerica Bancorporation                              77,230
              2,007  Wilmington Trust Corp.                                 105,618
              5,296  Zions Bancorp.                                         304,189
                                                                      -------------
                                                                          3,696,572
                                                                      -------------

Brokerage (0.94%)
              5,043  A.G. Edwards & Sons, Inc.                              255,932
             18,264  E Trade Group*                                         265,970
              1,903  Investment Technology Group*                            68,508
                                                                      -------------
                                                                            590,410
                                                                      -------------

Financial Miscellaneous (1.61%)
              3,750  Finova Group, Inc.                                       9,609
              3,676  Legg Mason, Inc.                                       190,922
              4,291  Nova Corp.*                                             67,315
              2,728  The PMI Group Inc.                                     201,531
              3,280  SEI Investments Company                                297,660
              5,040  Waddell & Reed Financial Class A                       160,650
              3,270  Webster Financial Corp.                                 79,706
                                                                      -------------
                                                                          1,007,393
                                                                      -------------

Insurance (2.29%)
              3,178  Allmerica Financial Corporation                        200,413
              4,240  AMBAC, Inc.                                            338,405
              3,559  American Financial Group, Inc.                          76,296
              8,780  Banknorth Group Inc.                                   159,137
              2,481  Horace Mann Educators Corp.                             41,712
              1,774  HSB Group Inc.                                          70,184
              2,825  Mony Group Inc.                                        116,178
              3,673  Ohio Casualty Corp.                                     30,876
              7,157  Old Republic International Corp.                       186,082
              3,972  Protective Life Corp.                                   91,852
              4,104  Unitrin, Inc.                                          127,480
                                                                      -------------
                                                                          1,438,615
                                                                      -------------
Total Financial                                                           6,732,990
                                                                      -------------
Total Common Stock
(cost $50,141,318)                                                       56,691,875
                                                                      -------------

Principal
  Amount
--------------
SHORT-TERM INVESTMENTS (12.37%)

Repurchase Agreement, (6.03%)(b)
         $3,780,000  First Boston
                     6.60%; 11/01/2000 (cost $3,780,000;
                     maturity value $3,780,693)                           3,780,000
United States Treasury Bill (6.34%)(c)
          4,000,000  6.11%; 11/30/2000 (cost $3,980,429)                  3,980,429
                                                                      -------------

Total Short-term Investments
(cost $7,760,429)                                                         7,760,429
                                                                      -------------

Total Investments (cost $57,901,747)
(102.72%)(a)                                                             64,452,304
                                                                      -------------
Liabilities Less Other Assets (-2.72%)                                   (1,707,580)
                                                                      -------------
Net Assets (100.00%)                                                  $  62,744,724
                                                                      =============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $57,901,747. At
    October 31, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                          $14,691,486
    Gross unrealized depreciation                           (8,140,929)
                                                           -----------
    Net unrealized appreciation                            $ 6,550,557
                                                           ===========

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $3,858,653 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At October 31, 2000, the market value of $3,980,429 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 2000:
    (Contracts-$500 times premium/delivery
    month/commitment)

                                                           Unrealized
                                                          Depreciation
                                                          ------------
    S&P 400 MidCap Stock Index:
    217/Dec/Sell                                          $ (1,430,026)
                                                          ------------

See accompanying notes to financial statements






                                                                                                                Statements of
[RIGHTIME LOGO]                                                                                                    Assets and
Rightime                                                                                                          Liabilities
Family of Funds                                                                                              October 31, 2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 The Rightime    The Rightime    The Rightime
                                                                 The Rightime      Blue Chip          OTC           MidCap
                                                                     Fund            Fund            Fund            Fund
                                                                 ------------    ------------    ------------    ------------
ASSETS
Investments in securities, at market value
(Identified cost $87,933,739; $107,694,468;
$6,647,033 and $57,901,747 respectively)
(Note 1)                                                          $88,770,471    $178,990,477     $ 6,647,033     $64,452,304
Cash                                                                      489             129             265              64
Receivables:
Dividends and interest                                                208,519         146,854           5,094          36,348
Fund shares sold                                                       11,678          41,157           1,582           9,415
Investment securities sold                                                --       22,312,763              --              --
Prepaid expenses and other assets                                      38,106          65,025          18,320          18,004
                                                                 ------------    ------------      ----------    ------------
Total assets                                                       89,029,263     201,556,405       6,672,294      64,516,135
                                                                 ------------    ------------      ----------    ------------
LIABILITIES
Payables:
Variation margin                                                      583,700       3,478,360              --       1,302,000
Fund shares repurchased                                               270,957         698,623              --         436,650
Accrued expenses                                                       56,917          73,912           2,089          32,081
Other liabilities                                                       2,454           4,127             114             680
                                                                 ------------    ------------      ----------    ------------
                                                                      914,028       4,255,022           2,203       1,771,411
                                                                 ------------    ------------      ----------    ------------
NET ASSETS
(applicable to 2,994,637; 5,495,010; 295,575 and
2,192,861 outstanding shares, respectively)
(Note 4)                                                          $88,115,235    $197,301,383     $ 6,670,091     $62,744,724
                                                                 ============    ============     ===========     ===========
Net asset value and redemption price per share                         $29.42          $35.91          $22.57          $28.61
                                                                       ======          ======          ======          ======
Maximum offering price per share                                       $29.42          $37.70(1)       $23.70(1)       $30.04(1)
                                                                       ======          ======          ======          ======

NET ASSETS
At October 31, 2000 net assets consisted of:
Paid-in capital                                                   $87,414,885    $113,171,197     $ 9,648,025     $58,976,214
Undistributed net investment income                                    88,415              --          53,272              --
Undistributed net realized gain (loss) on investments                 562,903      17,034,715      (3,031,206)     (1,352,021)
Net unrealized appreciation of investments                            836,732      71,296,009              --       6,550,557
Net unrealized depreciation
of futures contracts                                                 (787,700)     (4,200,538)             --      (1,430,026)
                                                                 ------------    ------------      ----------    ------------
                                                                  $88,115,235    $197,301,383     $ 6,670,091     $62,744,724
                                                                 ============    ============     ===========     ===========


(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.



See accompanying notes to financial statements






[RIGHTIME LOGO]
Rightime                                                                               Statement of Operations
Family of Funds                                                            For the Year Ended October 31, 2000
--------------------------------------------------------------------------------------------------------------

                                                                  The Rightime    The Rightime    The Rightime
                                                  The Rightime      Blue Chip         OTC            MidCap
                                                      Fund            Fund            Fund            Fund
                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME
Income
Dividends                                           $1,854,422   $   2,722,869      $  110,549     $   732,143
Interest                                             2,121,401       1,189,936         263,845         592,047
                                                  ------------    ------------    ------------    ------------
Total income                                         3,975,823       3,912,805         374,394       1,324,190
                                                  ------------    ------------    ------------    ------------
EXPENSES
Administrative services (Note 2)                     1,035,426       2,162,783         101,911         624,038
Investment advisory fees (Note 2)                      544,962       1,272,225          59,948         367,081
Distribution costs -- 12b-1 (Notes 2 and 3)            541,802         636,113          29,974         183,540
Distribution costs -- service charge
(Notes 2 and 3)                                        250,390         636,113          29,974         183,540
Transfer agent fees (Note 2)                           119,813         281,110          18,723          83,165
Accounting services (Note 2)                            49,502          73,609          24,977          44,354
Legal and audit fees                                    63,551          84,324          14,901          31,598
Custody fees                                            17,566          44,561           5,834          14,206
Reports to shareholders                                 18,952          43,211           3,000          12,463
Registration fees                                       13,377          13,488          12,428          18,402
Directors fees                                          16,585          38,202           1,749          11,114
Insurance                                               11,937          26,817           1,018           8,477
Miscellaneous                                           16,370          21,356           2,641          13,822
                                                  ------------    ------------    ------------    ------------
Total expenses                                       2,700,233       5,333,912         307,078       1,595,800
                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                         1,275,590      (1,421,107)         67,316        (271,610)
                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
from security transactions                           6,301,024      53,254,199      (3,035,449)     10,973,206
Capital gain distribution from
regulated investment companies                       3,409,087              --              --              --
Net realized loss on futures contracts              (9,105,707)    (38,336,936)             --     (11,194,977)
Increase (decrease) in unrealized
appreciation of investments                            149,609     (38,377,212)             --       4,405,200
Decrease in unrealized appreciation
of futures contracts                                  (829,200)     (2,082,450)             --      (2,560,276)
                                                  ------------    ------------    ------------    ------------
Net gain (loss) on investments                         (75,187)    (25,542,399)     (3,035,449)      1,623,153
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
resulting from operations                           $1,200,403    $(26,963,506)    $(2,968,133)    $ 1,351,543
                                                  ============    ============    ============    ============



See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                                    Statement of
Rightime                                                                                                  Changes in Net Assets
Family of Funds
-------------------------------------------------------------------------------------------------------------------------------
                                                                    The Rightime Fund            The Rightime Blue Chip Fund
                                                         ----------------------------------  ----------------------------------
                                                          For Year Ended    For Year Ended    For Year Ended    For Year Ended
                                                         October 31, 2000  October 31, 1999  October 31, 2000  October 31, 1999
                                                         ----------------  ----------------  ----------------  ----------------
OPERATIONS
Net investment income (loss)                                $   1,275,590    $  1,049,621    $ (1,421,107)  $  (1,083,031)
Net realized gain from security transactions                    6,301,024       5,111,253      53,254,199      28,247,104
Capital gain distributions
from regulated investment companies                             3,409,087       5,135,574              --              --
Net realized gain (loss) on futures contracts                  (9,105,707)      3,965,709     (38,336,936)    (24,684,417)
Net increase (decrease) in unrealized appreciation
of investments                                                    149,609      (2,278,785)    (38,377,212)     26,358,312
Net decrease in unrealized appreciation
of futures contracts                                             (829,200)     (1,338,575)     (2,082,450)     (3,256,238)
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
resulting from operations                                       1,200,403      11,644,797     (26,963,506)     25,581,730

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                                (12,890,857)    (14,057,122)       (325,283)    (30,507,902)
Distributions from net investment income                       (2,238,737)     (1,245,762)             --              --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting
from capital share transactions (Note 4)                      (10,585,944)      5,689,734     (64,409,226)     22,509,787
                                                               ----------    ------------    ------------    ------------
Total increase (decrease)                                     (24,515,135)      2,031,647     (91,698,015)     17,583,615

NET ASSETS
Beginning of year                                             112,630,370     110,598,723     288,999,398     271,415,783
                                                             ------------    ------------    ------------    ------------
End of year*                                                 $ 88,115,235    $112,630,370    $197,301,383    $288,999,398
                                                             ============    ============    ============    ============
* Including undistributed
  net investment income of:                                  $     88,415    $  1,057,813              --              --
                                                             ============    ============    ============    ============

-------------------------------------------------------------------------------------------------------------------------------
                                                                   The Rightime OTC Fund             The Rightime MidCap Fund
                                                         ----------------------------------  ----------------------------------
                                                          For Year Ended    For Year Ended    For Year Ended    For Year Ended
                                                         October 31, 2000  October 31, 1999  October 31, 2000  October 31, 1999
                                                         ----------------  ----------------  ----------------  ----------------
OPERATIONS
Net investment income (loss)                                 $     67,316    $    116,747    $   (271,610)   $   (368,490)
Net realized gain (loss)
from security transactions                                     (3,035,449)      1,370,087      10,973,206      17,284,948
Net realized loss on futures contracts                                 --              --     (11,194,977)     (3,950,914)
Net increase (decrease) in unrealized appreciation
of investments                                                         --        (352,170)      4,405,200      (2,532,166)
Net increase (decrease) in unrealized appreciation
of futures contracts                                                   --              --      (2,560,276)        578,507
                                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
resulting from operations                                      (2,968,133)      1,134,664       1,351,543      11,011,885

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                                 (1,370,607)     (2,577,096)    (13,555,697)    (12,476,086)
Distributions from net investment income                         (130,846)       (105,288)             --              --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting
from capital share transactions (Note 4)                       (4,786,702)      3,584,760      (2,302,116)     11,222,621
                                                             ------------    ------------    ------------    ------------
Total increase (decrease)                                      (9,256,288)      2,037,040     (14,506,270)      9,758,420

NET ASSETS
Beginning of year                                              15,926,379      13,889,339      77,250,994      67,492,574
                                                             ------------    ------------    ------------    ------------
End of year*                                                  $ 6,670,091     $15,926,379    $ 62,744,724    $ 77,250,994
                                                             ============    ============    ============    ============

* Including undistributed
  net investment income of:                                   $    53,272     $   116,802    $         --    $         --
                                                             ============    ============    ============    ============





[RIGHTIME LOGO]                                                                                       Financial
Rightime                                                                                             Highlights
Family of Funds                                                 (For a Share Outstanding Throughout the Period)
---------------------------------------------------------------------------------------------------------------
                                                                                       Net
                                                                                    Realized
                                                       Net                             and
                                                      Asset           Net          Unrealized
                                                      Value        Investment         Gain            Total
                                                    Beginning        Income        (Loss) on          From
                                                     of Year         (Loss)        Investments     Operations
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000                                                 $33.97          $ 0.40          $(0.27)         $ 0.13
1999                                                  35.13            0.33            3.49            3.82
1998                                                  29.95            0.43            5.16            5.59
1997                                                  32.09            0.43           (1.24)          (0.81)
1996                                                  37.55            1.14            2.11            3.25
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2000                                                 $40.33          $(0.26)         $(4.11)         $(4.37)
1999                                                  40.98           (0.15)           4.13            3.98
1998                                                  32.27           (0.10)           8.83            8.73
1997                                                  31.88            0.03            0.83            0.86
1996                                                  32.84            0.40            3.52            3.92
---------------------------------------------------------------------------------------------------------------
The Rightime OTC Fund
2000*                                                $32.50          $ 0.21          $(7.03)         $(6.82)
1999                                                  35.96            0.24            3.19            3.43
1998                                                  29.31            0.27            7.55            7.82
1997                                                  29.09            0.17            1.52            1.69
1996                                                  32.37            0.41            3.88            4.29
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2000                                                 $34.19          $(0.12)         $ 0.62          $ 0.50
1999                                                  35.19           (0.16)           5.71            5.55
1998                                                  29.12           (0.16)           7.13            6.97
1997                                                  29.02            0.27            1.33            1.60
1996                                                  32.95            0.49            2.56            3.05
---------------------------------------------------------------------------------------------------------------


                                          Distributions   Distributions                     Net
                                              from            from                         Asset
                                              Net            Realized                      Value
                                           Investment        Capital         Total          End        Total
                                             Income           Gains      Distributions    of Year    Return (1)
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000                                        $(0.69)          $(3.99)        $(4.68)       $29.42         (0.98)%
1999                                         (0.41)           (4.57)         (4.98)        33.97         10.61
1998                                         (0.41)            0.00          (0.41)        35.13         18.86
1997                                         (0.42)           (0.91)         (1.33)        29.95         (2.77)
1996                                         (0.77)           (7.94)         (8.71)        32.09          8.96
The Rightime Blue Chip Fund
2000                                        $ 0.00           $(0.05)        $(0.05)       $35.91        (10.86)%
1999                                          0.00            (4.63)         (4.63)        40.33          9.45
1998                                         (0.02)            0.00          (0.02)        40.98         27.06
1997                                         (0.40)           (0.07)         (0.47)        32.27          2.63
1996                                         (0.28)           (4.60)         (4.88)        31.88         12.26
The Rightime OTC Fund
2000*                                       $(0.27)          $(2.84)        $(3.11)       $22.57         (22.90)%
1999                                         (0.27)           (6.62)         (6.89)        32.50           8.39
1998                                         (0.15)           (1.02)         (1.17)        35.96          27.37
1997                                         (0.43)           (1.04)         (1.47)        29.31           5.77
1996                                          0.00            (7.57)         (7.57)        29.09          13.62
The Rightime MidCap Fund
2000                                        $ 0.00           $(6.08)        $(6.08)       $28.61          1.56%
1999                                          0.00            (6.55)         (6.55)        34.19          16.40
1998                                         (0.24)           (0.66)         (0.90)        35.19          24.53
1997                                         (0.54)           (0.96)         (1.50)        29.12           5.55
1996                                         (0.14)           (6.84)         (6.98)        29.02           9.65
---------------------------------------------------------------------------------------------------------------

(1) Excludes sales charge
* Name and objective changes effective 10/26/2000. Formerly "The Rightime Social Awareness Fund."



October 31, 2000
---------------------------------------------------------------------------------------------------------------
                                                                     RATIOS
                              ---------------------------------------------------------------------------------
                               Net Assets At The  Expenses to Average  Net Investment Income (Loss)   Portfolio
                                   End of Year         Net Assets        to Average Net Assets        Turnover
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000                              $ 88,115,235           2.48%                  1.17%                  159.81%
1999                               112,630,370           2.51                   0.89                   106.40
1998                               110,598,723           2.53                   1.12                   117.73
1997                               126,001,807           2.45                   1.16                    62.01
1996                               166,490,280           2.45                   3.11                    15.40
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2000                              $197,301,383           2.10%                 (0.56)%                   6.43%
1999                               288,999,398           2.09                  (0.36)                   10.16
1998                               271,415,783           2.15                  (0.25)                    7.97
1997                               254,386,954           2.09                   0.05                    39.27
1996                               277,639,083           2.08                   1.25                     1.30
---------------------------------------------------------------------------------------------------------------
The Rightime OTC Fund
2000                              $  6,670,091           2.57%                  0.56%                  360.82%
1999                                15,926,379           2.21                   0.72                   169.26
1998                                13,889,339           2.35                   0.81                   142.15
1997                                11,467,788           2.35                   0.55                   107.98
1996                                 8,694,248           2.42                   1.51                    46.57
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2000                               $62,744,724           2.17%                 (0.37)%                  20.93%
1999                                77,250,994           2.16                  (0.48)                   50.75
1998                                67,492,574           2.25                  (0.46)                    0.00
1997                                69,295,196           2.15                   0.82                   107.08
1996                                80,303,960           2.19                   1.72                     3.59
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements




                                                      October 31, 2000

[RIGHTIME LOGO]                            Notes to Financial Statements
Rightime
Family of Funds


NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime OTC Fund (formerly, The Rightime Social Awareness Fund), and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Midcap Fund and The Rightime OTC Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps"). The Rightime OTC Fund seeks to achieve this objective by investing primarily in securities traded in the over-the-counter (OTC) market.

The Board of Directors of The Rightime Fund, Inc., and the shareholders of the Rightime OTC Fund formerly known as The Rightime Social Awareness Fund, approved changes affecting The Rightime OTC Fund, including a change of name, and an amendment to the investment objective and investment policies of The Rightime OTC Fund. This amendment to the prospectus of The Rightime OTC Fund describes to investors the new objective, policies and risks of investing in The Rightime OTC Fund. These changes went into effect on October 26, 2000.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT INCOME
AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                      Advisory  Administration   Distribution
                        Fee          Fee             Costs
                      --------  --------------  --------------
The Rightime Fund       .50%         .95%           .75%
The Rightime
Blue Chip Fund          .50%         .85%           .50%
The Rightime
OTC Fund                .50%         .85%           .50%
The Rightime
MidCap Fund             .50%         .85%           .50%

During the year ended October 31, 2000, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund               $319,119
The Rightime OTC Fund                     $ 14,693
The Rightime MidCap Fund                  $ 93,888

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $502,811 and $192,442 respectively.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of
 .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other three Funds. Transactions in capital stock were as follows:


                                      The Rightime Fund                                      The Rightime Blue Chip Fund
                     -------------------------------------------------------   ---------------------------------------------------
                            2000                           1999                       2000                          1999
                    ----------------------      ---------------------------   ------------------------    -----------------------
                    Shares         Value        Shares            Value       Shares         Value        Shares         Value
                    --------  ------------      ----------    -------------   ---------  -------------    --------   ------------
Shares sold          182,850  $  6,018,827        308,522      $ 10,706,455     360,700  $  14,090,047      686,258  $ 28,351,854
Shares issued in
reinvestment
of distributions     456,479    14,904,043        434,224        15,015,469       7,758        323,586      731,907    30,227,759
                    --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
                     639,329    20,922,870        742,746        25,721,924     368,458     14,413,633    1,418,165    58,579,613
Shares redeemed     (960,450)  (31,508,814)      (574,853)      (20,032,190) (2,039,212)   (78,822,859)    (874,962)  (36,069,826)
                    --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
Net increase
(decrease)          (321,121) $(10,585,944)       167,893      $  5,689,734  (1,670,754)  $(64,409,226)     543,203  $ 22,509,787
                    ========  ============     ==========      ============  ==========  =============  ===========  ============


                                The Rightime OTC Fund                                    The Rightime MidCap Fund
                    -------------------------------------------------------  ---------------------------------------------------
                            2000                           1999                       2000                          1999
                    ----------------------      ---------------------------  ------------------------    -----------------------
                    Shares         Value        Shares            Value      Shares         Value        Shares         Value
                    --------  ------------      ----------    -------------  ---------  -------------    ---------  ------------
Shares sold           22,026   $   594,955         87,966       $ 3,047,159     162,151  $   4,807,229      234,456   $ 8,025,990
Shares issued in
reinvestment
of distributions      51,031     1,439,572         73,151         2,527,371     475,885     13,538,931      376,672    12,456,529
                    --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
                      73,057     2,034,527        161,117         5,574,530     638,036     18,346,160      611,128    20,482,519
Shares redeemed     (267,596)   (6,821,229)       (57,300)       (1,989,770)   (704,839)   (20,648,276)    (269,142)   (9,259,898)
                    --------  ------------     ----------      ------------   ---------  -------------  -----------  ------------
Net increase
(decrease)          (194,539)  $(4,786,702)       103,817       $ 3,584,760     (66,803)  $ (2,302,116)     341,986   $11,222,621
                    ========  ============     ==========      ============  ==========  =============  ===========  ============


NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended October 31, 2000 were as follows:

                                        Purchases           Sales
                                   --------------  --------------
The Rightime Fund                     $126,084,867    $142,762,029
The Rightime Blue Chip Fund           $ 15,138,774    $121,637,877
The Rightime OTC Fund                 $ 45,645,475    $ 42,610,027
The Rightime MidCap Fund              $ 13,301,165    $ 36,786,092

SHAREHOLDER VOTER RESULTS (Unaudited)

There was a special meeting of shareholders held on September 15, 2000 to vote on a proxy to change the objective and name of The Rightime Social Awareness Fund to The Rightime OTC Fund. The shareholders along with Board of Directors approved the proposed change and The Rightime OTC Fund began effectively trading on October 26, 2000.

                                               Voting Results
                                   -------------------------------
For                                        190,749         (86.50%)
Against                                     21,908          (9.93%)
Abstain                                      7,864          (3.57%)



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[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS                                     Report of Independent
                                             Certified Public Accountants

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime OTC Fund (formerly, the Rightime Social Awareness Fund) and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 2000 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime OTC Fund and The Rightime MidCap Fund as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 17, 2000


[RIGHTIME LOGO]                                            October 31, 2000
RIGHTIME
FAMILY OF FUNDS                                           The Rightime Fund
                                                     Performance Comparison

The fiscal year ending October 31, 2000 was a year of marked volatility for equity participants. Investment trends were strong but short lived. Generally, the initial part of the fiscal year was dominated by optimism. The second part of the year was dominated by concerns about the economy. Continued tightening of interest rates by the Federal Reserve did serve to slow inflationary pressures. However, it also served to slow corporate earnings' growth and raised concerns about the rich valuations of many stocks, especially tech stocks.

The Rightime Fund was well positioned to enjoy the surge that resulted when investors realized that the Y2K bugaboo was not going to halt commerce at the beginning of 2000. After the initial surge, the market deteriorated. In general, the Fund spent considerable time with limited exposure to equities. Nevertheless, the exposure that the Fund did receive served in aggregate to reduce earlier capital appreciation. At year-end, our total return was lower than hoped but treacherous conditions had made capital preservation a priority.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Fund's performance against the S&P MidCap 400 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the Rightime Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            Sept. 17, 1985
------------        ------------        ------------        ---------------
-0.98%              6.64%               10.03%              10.03%
---------------------------------------------------------------------------



Performance Comparison

Rightime Fund
S&P MidCap 400 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Fund, S&P MidCap 400 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Fund, Lipper Balanced Fund Index and Money Market Fund Index.



[RIGHTIME LOGO]                                         October 31, 2000
RIGHTIME
FAMILY OF FUNDS                              The Rightime Blue Chip Fund
                                                  Performance Comparison

The fiscal year ending October 31, 2000 was a year of marked volatility for equity participants. Investment trends were strong but short lived. Generally, the initial part of the fiscal year was dominated by optimism. The second part of the year was dominated by concern about the economy. Continued tightening of interest rates by the Federal Reserve did serve to slow inflationary pressures. However, it also served to slow corporate earnings' growth and raised concerns about the rich valuations of many stocks, especially tech stocks.

The Rightime Blue Chip Fund was positioned to enjoy part of the surge that resulted when investors realized that the Y2K bugaboo was not going to halt commerce at the beginning of 2000. Initial gains were limited as a result of the S&P 500's limited exposure to technology stocks. After the initial surge, the market deteriorated. In general, the fund spent considerable time with limited exposure to equities. Nevertheless, the exposure that the fund did receive served in aggregate to reduce earlier capital appreciation. At year-end, our total return was lower than hoped but treacherous conditions had made capital preservation a priority.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Blue Chip Fund's performance against the S&P 500 Index, an unmanaged index of common stock prices. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Blue Chip Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the Rightime Blue Chip Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            July 22, 1987
------------        ------------        ------------        ---------------
-15.09%             6.34%               9.23%               8.35%
---------------------------------------------------------------------------




Performance Comparison

Rightime Blue Chip Fund
S&P 500 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, S&P 500 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Blue Chip Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, Lipper Balanced Fund Index and Money Market Fund Index.



[RIGHTIME LOGO]                                        October 31, 2000
RIGHTIME
FAMILY OF FUNDS                                   The Rightime OTC Fund
                                                 Performance Comparison

The fiscal year ending October 31, 2000 was a year of marked volatility for equity participants. Investment trends were strong but short lived. Generally, the initial part of the fiscal year was dominated by optimism. The second part of the year was dominated by concern about the economy. Continued tightening of interest rates by the Federal Reserve did serve to slow inflationary pressures. However, it also served to slow corporate earnings' growth and raised concerns about the rich valuations of many stocks, especially tech stocks.

The Rightime OTC Fund was investing utilizing its social criteria throughout the vast majority of the fiscal year. Similar to the Blue Chip Fund, this Fund's initial gains were limited as a result of limited exposure to technology stocks. After the market's surge of the first quarter, it deteriorated. In general, the fund spent considerable time with limited exposure to equities. Nevertheless, the exposure that the fund did receive served in aggregate to reduce earlier capital appreciation. At year-end, our total return was not acceptable. With new investment parameters, we aim to avoid such disappointments will be avoided in the future.

Performance Comparison

The "Performance Comparison" chart assesses The Rightime OTC Fund's performance against the S&P 500 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The OTC Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the OTC Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            March 1, 1990
------------        ------------        ---------------     ---------------
-26.54%             4.03%               7.91%               6.24%
---------------------------------------------------------------------------



Performance Comparison

Rightime OTC Fund
Lipper Balanced Fund Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in The Rightime OTC Fund, S&P 500 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime OTC Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in The Rightime OTC Fund, Lipper Balanced Fund Index and Money Market Fund Index.


[RIGHTIME LOGO]                                            October 31, 2000
RIGHTIME
FAMILY OF FUNDS                                    The Rightime MidCap Fund
                                                     Performance Comparison

The fiscal year ending October 31, 2000 was a year of marked volatility for equity participants. Investment trends were strong but short lived. Generally, the initial part of the fiscal year was dominated by optimism. The second part of the year was dominated by concerns about the economy. Continued tightening of interest rates by the Federal Reserve did serve to slow inflationary pressures. However, it also served to slow corporate earnings' growth and raised concerns about the rich valuations of many stocks, especially tech stocks.

The Rightime MidCap Fund was well positioned to enjoy the surge that resulted when investors realized that the Y2K bugaboo was not going to halt commerce at the beginning of 2000. After the initial surge, the market deteriorated. In general, the Fund spent considerable time with limited exposure to equities. Nevertheless, the exposure that the Fund did receive served in aggregate to reduce earlier capital appreciation. At year end, our total return was lower than hoped but treacherous conditions had made capital preservation a priority.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime MidCap Fund's performance against the S&P MidCap 400 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The MidCap Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the MidCap Fund's performance against the Lipper Balanced Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                        Since Inception
1 Year              5 Years             Nov. 11, 1991
------------        ------------        ---------------
-3.28%              10.17%              10.54%
-------------------------------------------------------



Performance Comparison

Rightime MidCap Fund
S&P MidCap 400 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime MidCap Fund, S&P MidCap 400 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime MidCap Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Lipper Balanced Fund Index and Money Market Fund Index.




[RIGHTIME LOGO]
RIGHTIME                                                                            Officers and Directors
FAMILY OF FUNDS                                                                  of The Rightime Fund, Inc.
----------------------------------------------------------------------------------------------------------
NAME                                                         PRINCIPAL OCCUPATION
AND ADDRESS                 POSITION AND OFFICE              DURING THE PAST FIVE YEARS
--------------------------  -------------------------------  ---------------------------------------------
David J. Rights*            Chairman of the Board,           President of Rightime Econometrics, Inc., a
1095 Rydal Road             President, and                   registered investment advisor. Consultant
Rydal, PA 19046             Treasurer                        to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*        Director, Vice-President         Chairman of the Board,
The Forst Pavilion          and Secretary                    Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett          Director                         Vice Chairman of the Board and Member of the
Belleair, FL 33456                                           Finance, Investment and Executive Committee,
                                                             Sacred Heart Hospital, Formerly, Executive
                                                             Director, National Catholic Education
                                                             Association, Pastor Emeritus, Church of Holy
                                                             Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery     Director                         Education Consultant, Former Superintendent of
Mt. Laurel, NJ 08054                                         Schools, Camden County, New Jersey.

Dr. Carol A. Wacker         Director                         Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

----------------------------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 S. Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Greenberg Traurig, LLP.
2700 Two Commerce Square
Philadelphia, PA 19103

Auditors
Tait, Weller & Baker
Eight Penn Center, Suite 800
Philadelphia, PA 19103



Printed on recycled paper



[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

218 Glenside Ave.
Wyncote, PA 19095-1594


PRESORTED
STANDARD
U.S. POSTAGE
PAID
LINCOLN
INVESTMENTS